UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Bond Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 28, 2019 (unaudited)
Rating	Percentage of Fund Investments
Aaa	48.92%
Aa1	0.27
Aa2	1.15
Aa3	1.11
A1	1.53
A2	3.62
A3	5.74
Baa1	6.07
Baa2	6.25
Baa3	4.06
Ba1	1.42
Ba2	0.59
Ba3	0.73
B1	0.56
B2	0.73
B3	1.00
CCC, CC, C	1.17
D	0.01
Equities	0.00
Not Rated	7.49
Short Term Investments	7.58
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,067.00	$1.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$1.74
Investor Class
Actual	$1,000.00	$1,066.60	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.47
* Expenses are equal to the Fund's annualized expense ratio of 0.36% for the Institutional Class shares and 0.71% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.01%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.53%
$ 129,763	Ajax Mortgage Loan Trust(a)(b) Series 2017-B Class A 3.16%, 09/25/2056	$ 130,634
395,000	ALM XII Ltd(a)(c) Series 2015-12A Class A1R2 3.49%, 04/16/2027 3-mo. LIBOR + 0.89%	394,035
250,000	ALM XVI Ltd / ALM XVI LLC(a)(c) Series 2015-16A Class AAR2 3.50%, 07/15/2027 3-mo. LIBOR + 0.90%	249,388
454,000	AMMC XIV Ltd(a)(c) Series 2014-14A Class A1LR 3.83%, 07/25/2029 3-mo. LIBOR + 1.25%	454,226
425,000	Anchorage Capital Ltd(a)(c) Series 2016-8A Class AR 3.58%, 07/28/2028 3-mo. LIBOR + 1.00%	423,181
250,000	Atlas Senior Loan Fund Ltd(a)(c) Series 2017-8A Class A 3.90%, 01/16/2030 3-mo. LIBOR + 1.30%	249,802
400,000	Atlas Senior Loan Fund V Ltd(a)(c) Series 2014-1A Class AR2 3.86%, 07/16/2029 3-mo. LIBOR + 1.26%	400,048
500,000	Atrium IX(a)(c) Series 2009A Class AR 3.76%, 05/28/2030 3-mo. LIBOR + 1.24%	500,065
83,779	Avery Point III Ltd(a)(c) Series 2013-3A Class AR 3.72%, 01/18/2025 3-mo. LIBOR + 1.12%	83,814
250,000	Bain Capital Credit(a)(c) Series 2017-1A Class A1 3.84%, 07/20/2030 3-mo. LIBOR + 1.25%	250,025
160,835	Bayview Koitere Fund Trust(a)(b) Series 2017-RT4 Class A 3.50%, 07/28/2057	164,166
251,167	Bayview Mortgage Fund IVc Trust(a)(b) Series 2017-RT3 Class A 3.50%, 01/28/2058	255,920
	Bayview Opportunity Master Fund IV Trust(a)(b)
	Series 2016-SPL2 Class A
118,253	4.00%, 06/28/2053	121,228
	Series 2017-RT1 Class A1
246,218	3.00%, 03/28/2057	249,176
	Series 2017-RT5 Class A
272,494	3.50%, 05/28/2069	278,187
	Series 2017-RT6 Class A
Principal Amount		Fair Value
Non-Agency — (continued)
$ 153,363	3.50%, 10/28/2057	$ 156,731
	Series 2017-SPL3 Class A
64,226	4.00%, 11/28/2053	66,194
	Series 2017-SPL4 Class A
125,837	3.50%, 01/28/2055	128,051
	Series 2017-SPL5 Class A
80,014	3.50%, 06/28/2057	81,441
400,000	BlueMountain Ltd(a)(c) Series 2015-2A Class A1R 3.53%, 07/18/2027 3-mo. LIBOR + 0.93%	398,644
250,000	Bristol Park Ltd(a)(c) Series 2016-1A Class A 4.02%, 04/15/2029 3-mo. LIBOR + 1.42%	250,052
428,000	CIFC Funding Ltd(a)(c) Series 2012-2RA Class A1 3.39%, 01/20/2028 3-mo. LIBOR + 0.80%	426,651
12,408	CIG Auto Receivables Trust(a) Series 2017-1A Class A 2.71%, 05/15/2023	12,399
23,460	CLUB Credit Trust(a) Series 2017-P2 Class A 2.61%, 01/15/2024	23,412
51,472	Credit Suisse Trust(a) Series 2018-LD1 Class A 3.42%, 07/25/2024	51,504
193,050	Domino's Pizza Master Issuer LLC(a) Series 2018-1A Class A2I 4.12%, 07/25/2048	198,805
33,664	Engs Commercial Finance Trust(a) Series 2018-1A Class A1 2.97%, 02/22/2021	33,715
438,751	Galaxy XXIX CLO Ltd(a)(c) Series 2018-29A Class A 3.31%, 11/15/2026 3-mo. LIBOR + 0.79%	437,867
454,000	KKR Ltd(a)(c) Series 2018 Class A 3.87%, 07/18/2030 3-mo. LIBOR + 1.27%	453,548
220,000	Kubota Credit Owner Trust(a) Series 2018-1A Class A4 3.21%, 01/15/2025	225,895
	Lendmark Funding Trust(a)
	Series 2017-1A Class A
230,035	2.83%, 12/22/2025	229,401
	Series 2017-2A Class A
100,000	2.80%, 05/20/2026	100,041
177,002	Magnetite IX Ltd(a)(c) Series 2014-9A Class A1R 3.58%, 07/25/2026 3-mo. LIBOR + 1.00%	177,012
	Marlette Funding Trust(a)
	Series 2017-3A Class A
6,754	2.36%, 12/15/2024	6,752
	Series 2018-2A Class A
45,660	3.06%, 07/17/2028	45,710
	Series 2019-3A Class A

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 290,000	2.69%, 09/17/2029	$ 289,976
	Mill City Mortgage Loan Trust(a)(b)
	Series 2017-3 Class A1
276,570	2.75%, 01/25/2061	277,625
	Series 2018-1 Class A1
344,050	3.25%, 05/25/2062	348,743
	Series 2018-2 Class A1
274,345	3.50%, 05/25/2058	280,052
	Series 2018-3 Class A1
184,875	3.50%, 08/25/2058	189,656
	Nationstar HECM Loan Trust(a)(b)
	Series 2018-1A Class A
24,918	2.76%, 02/25/2028	24,907
	Series 2018-SB51 Class A5H
41,297	3.19%, 07/25/2028	41,403
	Series 2019-1A Class A
100,000	2.65%, 06/25/2029	100,004
	New Residential Mortgage LLC(a)
	Series 2018-FNT1 Class A
227,081	3.61%, 05/25/2023	231,122
	Series 2018-GS10 Class A1
250,246	3.79%, 07/25/2054	256,340
255,000	Northwoods Capital XV Ltd(a)(c) Series 2017-15A Class A 3.69%, 06/20/2029 3-mo. LIBOR + 1.30%	254,617
	NRZ Excess Spread-Collateralized Notes(a)
	Series 2018-PLS1 Class A
267,339	3.19%, 01/25/2023	268,631
	Series 2018-PLS2 Class A
70,904	3.27%, 02/25/2023	71,390
284,000	OCP Ltd(a)(c) Series 2015-8A Class A1R 3.44%, 04/17/2027 3-mo. LIBOR + 0.85%	283,776
	OneMain Financial Issuance Trust(a)
	Series 2017-1A Class A1
208,000	2.37%, 09/14/2032	207,582
	Series 2018-1A Class A
228,000	3.30%, 03/14/2029	230,922
17,076	Prosper Marketplace Issuance Trust(a) Series 2018-1A Class A 3.11%, 06/17/2024	17,085
	Regional Management Issuance Trust(a)
	Series 2018-1 Class A
190,000	3.83%, 07/15/2027	191,244
	Series 2018-2 Class A
Principal Amount		Fair Value
Non-Agency — (continued)
$ 320,000	4.56%, 01/18/2028	$ 327,953
30,476	Skopos Auto Receivables Trust(a) Series 2018-1A Class A 3.19%, 09/15/2021	30,491
	SoFi Consumer Loan Program LLC(a)
	Series 2017-3 Class A
79,921	2.77%, 05/25/2026	80,066
	Series 2017-4 Class A
35,597	2.50%, 05/26/2026	35,622
	Series 2017-6 Class A2
100,000	2.82%, 11/25/2026	100,182
	SoFi Consumer Loan Program Trust(a)
	Series 2018-1 Class A1
31,335	2.55%, 02/25/2027	31,320
	Series 2018-2 Class A1
52,228	2.93%, 04/26/2027	52,286
409,000	Sound Point III-R Ltd(a)(c) Series 2013-2RA Class A1 3.55%, 04/15/2029 3-mo. LIBOR + 0.95%	405,892
405,000	Sound Point X Ltd(a)(c) Series 2015-3A Class AR 3.48%, 01/20/2028 3-mo. LIBOR + 0.89%	404,267
	Springleaf Funding Trust(a)
	Series 2016-AA Class A
53,128	2.90%, 11/15/2029	53,180
	Series 2017-AA Class A
215,000	2.68%, 07/15/2030	215,435
100,000	SPS Servicer Advance(a) Series 2018-T1 Class AT1 3.62%, 10/17/2050	101,408
325,000	TICP CLO XII Ltd(a)(c) Series 2018-12A Class A 3.92%, 01/15/2031 3-mo. LIBOR + 1.11%	323,953
	Towd Point Mortgage Trust(a)
	Series 2016-4 Class A1
160,883	2.25%, 07/25/2056(b)	159,957
	Series 2017-2 Class A1
119,897	2.75%, 04/25/2057(b)	120,089
	Series 2017-3 Class A1
92,990	2.75%, 07/25/2057(b)	93,249
	Series 2017-4 Class A1
137,314	2.75%, 06/25/2057(b)	137,923
	Series 2017-5 Class A1
122,850	3.00%, 02/25/2057(c) 1-mo. LIBOR + 0.60%	122,496
	Series 2017-6 Class A1
429,373	2.75%, 10/25/2057(b)	432,563
	Series 2018-1 Class A1
77,164	3.00%, 01/25/2058(b)	77,966
	Series 2018-2 Class A1
286,256	3.25%, 03/25/2058(b)	290,998
	Series 2018-3 Class A1

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 208,930	3.75%, 05/25/2058(b)	$ 216,662
260,000	Vibrant VI Ltd(a)(c) Series 2017-6A Class A 3.63%, 06/20/2029 3-mo. LIBOR + 1.24%	259,514
250,000	Voya Ltd(a)(c) Series 2017-3A Class A1A 3.82%, 07/20/2030 3-mo. LIBOR + 1.23%	249,995
59,100	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	59,353
	Zais Ltd(a)(c)
	Series 2016-2A Class A1
250,000	4.13%, 10/15/2028 3-mo. LIBOR + 1.53%	250,003
	Series 2017-1A Class A1
263,000	3.97%, 07/15/2029 3-mo. LIBOR + 1.37%	263,011
TOTAL ASSET-BACKED SECURITIES — 3.53% (Cost $16,088,723)		$ 16,168,629
CORPORATE BONDS AND NOTES
Basic Materials — 1.15%
125,000	Alpha 3 BV / Alpha US Bidco Inc(a) 6.25%, 02/01/2025	123,125
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021(d)	205,311
600,000	4.45%, 03/01/2023	608,766
100,000	Clearwater Paper Corp(a) 5.38%, 02/01/2025	90,750
50,000	Coeur Mining Inc 5.88%, 06/01/2024	48,688
75,000	Compass Minerals International Inc(a) 4.88%, 07/15/2024	71,531
	DuPont de Nemours Inc
220,000	4.21%, 11/15/2023	235,419
215,000	4.73%, 11/15/2028(d)	242,860
75,000	Element Solutions Inc(a) 5.88%, 12/01/2025	78,094
	Freeport-McMoRan Inc
75,000	3.88%, 03/15/2023	75,000
100,000	5.40%, 11/14/2034	95,250
250,000	Gold Fields Orogen Holdings BVI Ltd(a) 4.88%, 10/07/2020	253,900
	Hexion Inc
75,000	6.63%, 04/15/2020(d)(e)(f)	58,125
25,000	7.88%, 07/15/2027(a)	25,125
75,000	Hudbay Minerals Inc(a) 7.63%, 01/15/2025	77,437
600,000	International Paper Co 4.40%, 08/15/2047	584,482
50,000	Methanex Corp 5.65%, 12/01/2044	47,978
Principal Amount		Fair Value
Basic Materials — (continued)
$ 35,000	Nutrien Ltd 4.20%, 04/01/2029	$ 37,769
50,000	PQ Corp(a) 5.75%, 12/15/2025	50,563
500,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	524,799
	RPM International Inc
110,000	6.13%, 10/15/2019	111,058
300,000	4.55%, 03/01/2029	316,769
100,000	5.25%, 06/01/2045	104,548
200,000	SABIC Capital II BV(a) 4.00%, 10/10/2023	207,750
145,000	Sherwin-Williams Co 3.45%, 06/01/2027	149,166
250,000	Southern Copper Corp 6.75%, 04/16/2040	314,586
150,000	Starfruit Finco BV / Starfruit US Holdco LLC(a)(d) 8.00%, 10/01/2026	154,125
200,000	Syngenta Finance NV(a) 4.89%, 04/24/2025	208,620
	Vale Overseas Ltd
65,000	6.25%, 08/10/2026	73,837
65,000	6.88%, 11/10/2039	78,013
		5,253,444
Communications — 4.72%
50,000	Acosta Inc(a) 7.75%, 10/01/2022	8,000
	Alibaba Group Holding Ltd
600,000	3.60%, 11/28/2024	625,575
200,000	3.40%, 12/06/2027	203,095
200,000	4.20%, 12/06/2047	210,033
325,000	Altice France SA(a) 7.38%, 05/01/2026	333,125
	Amazon.com Inc
25,000	2.80%, 08/22/2024	25,733
525,000	3.88%, 08/22/2037	578,708
65,000	4.95%, 12/05/2044	81,662
100,000	AMC Networks Inc 5.00%, 04/01/2024	102,625
25,000	Anixter Inc(a) 6.00%, 12/01/2025	27,125
	AT&T Inc
100,000	2.95%, 07/15/2026	99,261
140,000	3.80%, 02/15/2027	145,449
1,475,000	4.10%, 02/15/2028	1,562,622
205,000	4.35%, 03/01/2029	219,921
415,000	4.30%, 02/15/2030	443,158
225,000	4.80%, 06/15/2044	237,382
50,000	4.75%, 05/15/2046	52,568
280,000	Bell Canada Inc 4.46%, 04/01/2048	306,268
	CCO Holdings LLC / CCO Holdings Capital Corp
175,000	5.13%, 02/15/2023	177,765
100,000	5.75%, 01/15/2024	102,238
125,000	5.75%, 02/15/2026(a)	131,094
75,000	5.88%, 05/01/2027(a)	79,125

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 50,000	5.00%, 02/01/2028(a)	$ 51,060
	Charter Communications Operating LLC / Charter Communications Operating Capital
110,000	4.46%, 07/23/2022	115,551
150,000	4.91%, 07/23/2025	162,758
200,000	4.20%, 03/15/2028	207,660
235,000	5.38%, 05/01/2047	247,272
75,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	76,313
	Comcast Corp
100,000	3.38%, 08/15/2025	104,530
475,000	3.95%, 10/15/2025	512,167
85,000	2.35%, 01/15/2027	82,878
1,730,000	3.30%, 02/01/2027	1,799,356
65,000	4.15%, 10/15/2028	71,644
75,000	4.25%, 10/15/2030	83,536
185,000	4.60%, 10/15/2038	211,639
35,000	4.95%, 10/15/2058	42,657
	Cox Communications Inc(a)
55,000	3.15%, 08/15/2024	55,732
95,000	6.95%, 06/01/2038	113,780
35,000	4.50%, 06/30/2043	33,553
	CSC Holdings LLC(a)
200,000	7.75%, 07/15/2025	216,380
300,000	5.50%, 04/15/2027	315,000
25,000	Cumulus Media New Holdings Inc(a)(d) 6.75%, 07/01/2026	24,938
400,000	Deutsche Telekom International Finance BV(a) 3.60%, 01/19/2027	409,904
	Discovery Communications LLC
101,000	3.80%, 03/13/2024	104,778
57,000	3.95%, 06/15/2025	59,037
120,000	4.90%, 03/11/2026	131,387
185,000	3.95%, 03/20/2028	190,663
15,000	5.30%, 05/15/2049	16,118
	DISH DBS Corp
125,000	5.88%, 11/15/2024	118,281
75,000	7.75%, 07/01/2026	73,500
	Entercom Media Corp(a)
75,000	7.25%, 11/01/2024	79,031
50,000	6.50%, 05/01/2027	52,000
300,000	Expedia Group Inc 3.80%, 02/15/2028	305,226
	Fox Corp(a)
35,000	3.67%, 01/25/2022	36,159
100,000	4.71%, 01/25/2029	111,560
135,000	5.58%, 01/25/2049	164,574
25,000	Go Daddy Operating Co LLC / GD Finance Co Inc(a) 5.25%, 12/01/2027	25,875
150,000	Gray Television Inc(a) 5.88%, 07/15/2026	155,625
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	288,195
Principal Amount		Fair Value
Communications — (continued)
$ 450,000	5.00%, 05/13/2045	$ 454,018
	iHeartCommunications Inc(d)
4,475	6.38%, 05/01/2026	4,749
108,112	8.38%, 05/01/2027	113,249
	Intelsat Jackson Holdings SA
50,000	5.50%, 08/01/2023	45,625
75,000	8.50%, 10/15/2024(a)	74,250
25,000	9.75%, 07/15/2025(a)	25,625
75,000	Match Group Inc(a) 5.00%, 12/15/2027	78,555
	Nexstar Broadcasting Inc
25,000	5.88%, 11/15/2022	25,563
125,000	5.63%, 08/01/2024(a)	129,495
25,000	Nexstar Escrow Inc(a) 5.63%, 07/15/2027	25,625
	Sinclair Television Group Inc(a)
100,000	5.63%, 08/01/2024	102,250
50,000	5.88%, 03/15/2026	51,110
	Sirius XM Radio Inc(a)
50,000	4.63%, 07/15/2024	51,164
50,000	6.00%, 07/15/2024	51,388
75,000	5.38%, 04/15/2025	77,344
25,000	5.00%, 08/01/2027	25,435
75,000	5.50%, 07/01/2029	76,890
575,000	Sky Ltd(a) 3.75%, 09/16/2024	610,682
50,000	Sprint Capital Corp 6.88%, 11/15/2028	51,750
	Sprint Corp
200,000	7.63%, 02/15/2025	212,750
150,000	7.63%, 03/01/2026	159,900
	T-Mobile USA Inc
50,000	5.13%, 04/15/2025	52,039
150,000	4.50%, 02/01/2026	153,563
125,000	TEGNA Inc 6.38%, 10/15/2023	128,750
	Telefonica Emisiones SA
150,000	4.10%, 03/08/2027	159,280
300,000	7.05%, 06/20/2036	393,174
260,000	5.21%, 03/08/2047	286,333
205,000	4.90%, 03/06/2048	217,463
200,000	Telenet Finance Luxembourg Notes SARL(a) 5.50%, 03/01/2028	203,000
	Time Warner Cable LLC
100,000	4.00%, 09/01/2021	102,614
50,000	6.55%, 05/01/2037	57,725
500,000	5.50%, 09/01/2041	523,737
65,000	4.50%, 09/15/2042	61,073
	Tencent Holdings Ltd(a)
200,000	3.98%, 04/11/2029	208,876
255,000	2.99%, 01/19/2023	256,952
150,000	Tribune Media Co 5.88%, 07/15/2022	152,610
200,000	Unitymedia GmbH(a) 6.13%, 01/15/2025	208,050
	Verizon Communications Inc
300,000	5.15%, 09/15/2023	334,861
185,000	4.33%, 09/21/2028	204,580

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 450,000	3.88%, 02/08/2029	$ 482,435
465,000	4.50%, 08/10/2033	523,494
75,000	4.81%, 03/15/2039	86,298
350,000	4.13%, 08/15/2046	364,934
	Viacom Inc
105,000	4.25%, 09/01/2023	111,037
95,000	4.38%, 03/15/2043	92,834
200,000	Virgin Media Secured Finance PLC(a) 5.50%, 05/15/2029	202,750
	Vodafone Group PLC
200,000	4.13%, 05/30/2025(d)	213,024
290,000	4.38%, 05/30/2028	313,195
280,000	5.25%, 05/30/2048	309,564
200,000	Ziggo BV(a) 6.00%, 01/15/2027	200,500
		21,655,011
Consumer, Cyclical — 1.94%
150,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(a) 5.00%, 10/15/2025	151,170
125,000	Adient Global Holdings Ltd(a)(d) 4.88%, 08/15/2026	99,062
	American Axle & Manufacturing Inc
25,000	6.25%, 04/01/2025	24,875
25,000	6.25%, 03/15/2026(d)	24,688
75,000	6.50%, 04/01/2027(d)	74,812
125,000	American Builders & Contractors Supply Co Inc(a) 5.88%, 05/15/2026	130,312
	Aramark Services Inc(a)
50,000	5.00%, 04/01/2025	50,750
100,000	5.00%, 02/01/2028	102,875
	Boyd Gaming Corp
75,000	6.88%, 05/15/2023	77,437
50,000	6.00%, 08/15/2026	52,562
100,000	Caesars Resort Collection LLC / CRC Finco Inc(a) 5.25%, 10/15/2025	100,000
100,000	Core & Main LP(a) 6.13%, 08/15/2025	101,000
800,000	Daimler Finance North America LLC(a) 3.35%, 02/22/2023	818,619
	Dana Financing Luxembourg SARL(a)
25,000	5.75%, 04/15/2025	25,656
75,000	6.50%, 06/01/2026	78,844
	Delta Air Lines Inc
75,000	3.63%, 03/15/2022	76,257
100,000	3.80%, 04/19/2023	102,620
500,000	Dollar Tree Inc 3.70%, 05/15/2023	518,627
50,000	Eldorado Resorts Inc 6.00%, 04/01/2025	52,562
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Ferrellgas LP / Ferrellgas Finance Corp(d)
$ 50,000	6.50%, 05/01/2021	$ 45,375
50,000	6.75%, 01/15/2022	44,250
200,000	Fiat Chrysler Automobiles NV 5.25%, 04/15/2023	211,254
	Ford Motor Co
40,000	4.35%, 12/08/2026(d)	40,318
70,000	5.29%, 12/08/2046	65,153
	General Motors Co
145,000	6.25%, 10/02/2043	154,214
75,000	5.20%, 04/01/2045	72,092
185,000	6.75%, 04/01/2046	209,158
165,000	5.40%, 04/01/2048	160,752
30,000	5.95%, 04/01/2049	31,508
715,000	General Motors Financial Co Inc 3.50%, 11/07/2024	713,595
	Goodyear Tire & Rubber Co(d)
50,000	5.00%, 05/31/2026	49,250
25,000	4.88%, 03/15/2027	23,750
75,000	Hanesbrands Inc(a) 4.88%, 05/15/2026	77,804
	Hilton Domestic Operating Co Inc
50,000	5.13%, 05/01/2026	52,188
25,000	4.88%, 01/15/2030(a)	25,792
	Home Depot Inc
400,000	2.80%, 09/14/2027	405,540
85,000	5.88%, 12/16/2036	112,691
25,000	4.25%, 04/01/2046	28,201
25,000	IAA Inc(a) 5.50%, 06/15/2027	26,000
200,000	IHO Verwaltungs GmbH(a)(g) 6.00%, 05/15/2027 PIK rate, 6.75%	201,000
50,000	JB Poindexter & Co Inc(a) 7.13%, 04/15/2026	51,000
75,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(a) 5.25%, 06/01/2026	78,655
40,000	Lowe's Cos Inc 3.70%, 04/15/2046	37,622
	McDonald's Corp
55,000	3.35%, 04/01/2023	57,047
50,000	4.45%, 03/01/2047	54,768
	MGM Resorts International
75,000	5.75%, 06/15/2025	81,561
25,000	5.50%, 04/15/2027	26,219
50,000	Michaels Stores Inc(a) 8.00%, 07/15/2027	49,770
75,000	Mohegan Gaming & Entertainment(a)(d) 7.88%, 10/15/2024	73,406
475,000	Nissan Motor Acceptance Corp(a) 2.65%, 07/13/2022	473,515

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Panther BF Aggregator 2 LP / Panther Finance Co Inc(a)
$ 25,000	6.25%, 05/15/2026	$ 25,969
150,000	8.50%, 05/15/2027	154,500
125,000	Party City Holdings Inc(a)(d) 6.63%, 08/01/2026	121,250
50,000	Penn National Gaming Inc(a) 5.63%, 01/15/2027	49,375
50,000	Performance Food Group Inc(a) 5.50%, 06/01/2024	51,063
75,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp(a) 6.13%, 08/15/2021	76,125
50,000	Six Flags Entertainment Corp(a) 5.50%, 04/15/2027	52,000
65,000	Starbucks Corp 3.80%, 08/15/2025	69,206
150,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC(a) 7.00%, 07/15/2026	158,625
75,000	Station Casinos LLC(a) 5.00%, 10/01/2025	75,187
	Suburban Propane Partners LP / Suburban Energy Finance Corp
25,000	5.50%, 06/01/2024	25,125
50,000	5.75%, 03/01/2025	50,375
50,000	5.88%, 03/01/2027	50,125
25,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(a) 5.88%, 05/15/2025	24,625
220,000	Toyota Motor Credit Corp 2.70%, 01/11/2023	223,610
200,000	Under Armour Inc 3.25%, 06/15/2026	188,650
50,000	VOC Escrow Ltd(a) 5.00%, 02/15/2028	50,688
	Volkswagen Group of America Finance LLC(a)
200,000	3.88%, 11/13/2020	204,210
200,000	4.00%, 11/12/2021	206,360
350,000	4.25%, 11/13/2023	368,284
250,000	Walmart Inc 3.40%, 06/26/2023	262,514
25,000	William Carter Co(a) 5.63%, 03/15/2027	26,188
		8,910,230
Consumer, Non-Cyclical — 6.85%
	Abbott Laboratories
115,000	2.90%, 11/30/2021	116,871
250,000	4.90%, 11/30/2046	307,937
	Acadia Healthcare Co Inc
25,000	5.63%, 02/15/2023	25,406
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 125,000	6.50%, 03/01/2024	$ 130,312
110,000	Aetna Inc 2.80%, 06/15/2023	110,619
100,000	Air Medical Group Holdings Inc(a)(d) 6.38%, 05/15/2023	89,500
	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC
50,000	6.63%, 06/15/2024	51,813
125,000	5.75%, 03/15/2025	125,937
50,000	7.50%, 03/15/2026(a)	53,375
140,000	Allergan Funding SCS 3.45%, 03/15/2022	142,900
	Allied Universal Holdco LLC(a)
25,000	6.63%, 07/15/2026	25,406
100,000	9.75%, 07/15/2027	100,000
	Altria Group Inc
34,000	9.25%, 08/06/2019	34,213
850,000	3.80%, 02/14/2024	885,660
70,000	4.40%, 02/14/2026	74,828
70,000	2.63%, 09/16/2026	67,116
135,000	4.80%, 02/14/2029	145,610
40,000	5.38%, 01/31/2044	42,855
150,000	3.88%, 09/16/2046	133,132
85,000	5.95%, 02/14/2049	96,665
105,000	Amgen Inc 2.65%, 05/11/2022	105,749
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
365,000	3.65%, 02/01/2026	383,896
500,000	4.90%, 02/01/2046	555,733
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	94,070
	Anheuser-Busch InBev Worldwide Inc
100,000	3.50%, 01/12/2024	104,402
115,000	4.75%, 01/23/2029	130,268
60,000	4.38%, 04/15/2038	63,517
360,000	5.45%, 01/23/2039	427,669
5,000	3.75%, 07/15/2042	4,760
55,000	4.60%, 04/15/2048	59,062
550,000	4.44%, 10/06/2048	577,196
125,000	4.75%, 04/15/2058	132,024
115,000	Anthem Inc 4.63%, 05/15/2042	125,057
500,000	Astrazeneca PLC 4.00%, 01/17/2029	546,039
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	465,576
	Avantor Inc(a)
25,000	6.00%, 10/01/2024	26,600
125,000	9.00%, 10/01/2025	139,375
75,000	B&G Foods Inc(d) 5.25%, 04/01/2025	75,750
	BAT Capital Corp
80,000	3.22%, 08/15/2024	80,649
380,000	3.56%, 08/15/2027	378,127

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 145,000	4.39%, 08/15/2037	$ 137,828
400,000	4.54%, 08/15/2047	370,594
	Bausch Health Americas Inc(a)
50,000	9.25%, 04/01/2026	55,940
175,000	8.50%, 01/31/2027	192,416
	Bausch Health Cos Inc(a)
31,000	5.88%, 05/15/2023	31,360
100,000	6.13%, 04/15/2025	102,000
50,000	5.50%, 11/01/2025	52,125
25,000	5.75%, 08/15/2027	26,275
25,000	7.25%, 05/30/2029	26,000
	Bayer US Finance II LLC(a)
300,000	3.88%, 12/15/2023	310,823
235,000	4.25%, 12/15/2025	248,501
300,000	Bayer US Finance LLC(a) 3.38%, 10/08/2024	301,262
	Becton Dickinson & Co
205,000	3.36%, 06/06/2024	211,668
120,000	3.73%, 12/15/2024	125,809
89,000	3.70%, 06/06/2027	92,960
160,000	Boston Scientific Corp 4.00%, 03/01/2028	171,875
	Bristol-Myers Squibb Co(a)
30,000	3.20%, 06/15/2026	31,126
175,000	3.40%, 07/26/2029	183,028
75,000	4.25%, 10/26/2049	82,551
	Celgene Corp
200,000	3.90%, 02/20/2028	214,223
175,000	5.00%, 08/15/2045	207,461
	Centene Corp
25,000	4.75%, 01/15/2025	25,805
50,000	5.38%, 06/01/2026(a)	52,563
50,000	Charles River Laboratories International Inc(a) 5.50%, 04/01/2026	52,615
	CHS / Community Health Systems Inc
25,000	6.88%, 02/01/2022	16,875
75,000	6.25%, 03/31/2023	72,187
25,000	8.63%, 01/15/2024(a)	25,078
25,000	8.00%, 03/15/2026(a)	24,026
180,000	Church & Dwight Co Inc 3.15%, 08/01/2027	181,155
	Cigna Corp(a)
300,000	3.75%, 07/15/2023	312,173
420,000	4.13%, 11/15/2025	446,047
445,000	4.38%, 10/15/2028	479,926
	Cigna Holding Co
100,000	3.05%, 10/15/2027	98,938
40,000	3.88%, 10/15/2047	37,272
400,000	Cintas Corp No 2 3.70%, 04/01/2027	425,729
300,000	Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	314,505
	Conagra Brands Inc
60,000	4.30%, 05/01/2024	63,605
20,000	4.60%, 11/01/2025	21,759
	Constellation Brands Inc
20,000	2.70%, 05/09/2022	20,125
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 140,000	2.65%, 11/07/2022	$ 140,423
100,000	4.40%, 11/15/2025	108,853
45,000	3.60%, 02/15/2028	46,381
355,000	4.65%, 11/15/2028	396,296
	CVS Health Corp
385,000	4.10%, 03/25/2025	405,839
155,000	2.88%, 06/01/2026	152,164
150,000	4.30%, 03/25/2028	158,089
650,000	5.05%, 03/25/2048	691,317
	Danone SA(a)
300,000	2.08%, 11/02/2021	297,953
350,000	2.59%, 11/02/2023	351,768
75,000	Eagle Holding Co II LLC(a)(g) 7.75%, 05/15/2022 PIK rate, 8.50%	75,562
375,000	Eli Lilly & Co 3.38%, 03/15/2029	399,206
175,000	Endo Designated Activity Co / Endo Finance LLC / Endo Finco Inc(a) 6.00%, 07/15/2023	126,000
100,000	Envision Healthcare Corp(a)(d) 8.75%, 10/15/2026	69,250
	Equifax Inc
250,000	2.30%, 06/01/2021	248,482
125,000	3.60%, 08/15/2021	127,360
55,000	ERAC USA Finance LLC(a) 7.00%, 10/15/2037	75,064
200,000	Experian Finance PLC(a) 4.25%, 02/01/2029	216,702
	First Quality Finance Co Inc(a)
50,000	4.63%, 05/15/2021	49,938
50,000	5.00%, 07/01/2025	50,375
310,000	Flowers Foods Inc 3.50%, 10/01/2026	310,276
75,000	Garda World Security Corp(a) 8.75%, 05/15/2025	74,062
	General Mills Inc
200,000	3.70%, 10/17/2023	209,594
140,000	4.55%, 04/17/2038	148,946
280,000	4.70%, 04/17/2048(d)	301,760
85,000	Gilead Sciences Inc 2.50%, 09/01/2023	85,584
165,000	GlaxoSmithKline Capital Inc 3.63%, 05/15/2025	175,509
185,000	GlaxoSmithKline Capital PLC 2.88%, 06/01/2022	188,337
	Grupo Bimbo SAB de CV(a)
10,000	4.50%, 01/25/2022	10,343
400,000	4.88%, 06/27/2044	418,685
50,000	HCA Healthcare Inc 6.25%, 02/15/2021	52,375
	HCA Inc
50,000	5.38%, 02/01/2025	53,969
125,000	5.88%, 02/15/2026	138,125
25,000	5.38%, 09/01/2026	26,938
50,000	5.63%, 09/01/2028	54,125
25,000	5.88%, 02/01/2029	27,406

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 135,000	4.13%, 06/15/2029	$ 138,138
200,000	Heineken NV(a) 4.35%, 03/29/2047	215,597
45,000	Humana Inc 2.50%, 12/15/2020	45,015
400,000	IHS Markit Ltd 4.75%, 08/01/2028	436,968
225,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(a) 6.38%, 08/01/2023	232,875
	Johnson & Johnson
225,000	2.63%, 01/15/2025	229,355
75,000	3.55%, 03/01/2036	79,278
800,000	Kerry Group Financial Services Unlimited Co(a) 3.20%, 04/09/2023	806,960
	Keurig Dr Pepper Inc
195,000	4.06%, 05/25/2023	204,646
130,000	4.42%, 05/25/2025	139,250
	Kraft Heinz Foods Co
330,000	3.00%, 06/01/2026	320,991
285,000	4.38%, 06/01/2046	270,488
450,000	Kroger Co 4.45%, 02/01/2047	438,925
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(a)
125,000	5.63%, 10/15/2023	94,375
100,000	5.50%, 04/15/2025	67,000
400,000	Mead Johnson Nutrition Co 4.60%, 06/01/2044	459,436
50,000	MEDNAX Inc(a) 6.25%, 01/15/2027	49,188
735,000	Merck & Co Inc 3.40%, 03/07/2029	782,468
200,000	MPH Acquisition Holdings LLC(a) 7.13%, 06/01/2024	187,540
	Mylan Inc
80,000	4.55%, 04/15/2028(d)	78,403
45,000	5.20%, 04/15/2048	41,511
30,000	Mylan NV 5.25%, 06/15/2046	28,042
325,000	Nestle Holdings Inc(a) 3.35%, 09/24/2023	338,454
25,000	Nielsen Co Luxembourg SARL(a)(d) 5.00%, 02/01/2025	24,563
50,000	Nielsen Finance LLC / Nielsen Finance Co(a) 5.00%, 04/15/2022	49,938
175,000	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(a) 6.63%, 05/15/2022	167,125
600,000	Pepsico Inc 3.00%, 10/15/2027	624,791
50,000	Polaris Intermediate Corp(a)(g) 8.50%, 12/01/2022 PIK rate, 9.25%	44,125
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Post Holdings Inc(a)
$ 25,000	5.00%, 08/15/2026	$ 25,344
250,000	5.75%, 03/01/2027	258,125
	Prestige Brands Inc(a)
150,000	5.38%, 12/15/2021	150,750
50,000	6.38%, 03/01/2024(d)	52,313
200,000	Reckitt Benckiser Treasury Services PLC(a) 3.00%, 06/26/2027	201,562
	Refinitiv US Holdings Inc(a)
25,000	6.25%, 05/15/2026	25,713
150,000	8.25%, 11/15/2026	154,275
100,000	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc(a) 9.75%, 12/01/2026	104,750
165,000	Shire Acquisitions Investments Ireland Designated Activity Co 2.40%, 09/23/2021	164,657
320,000	Smithfield Foods Inc(a) 2.65%, 10/03/2021	315,328
175,000	Sotera Health Holdings LLC(a) 6.50%, 05/15/2023	177,187
50,000	Sotera Health Topco Inc(a)(g) 8.13%, 11/01/2021 PIK rate, 8.88%	49,875
50,000	Surgery Center Holdings Inc(a)(d) 6.75%, 07/01/2025	43,250
200,000	Team Health Holdings Inc(a)(d) 6.38%, 02/01/2025	153,000
125,000	Teleflex Inc 5.25%, 06/15/2024	128,398
	Tenet Healthcare Corp
50,000	6.75%, 06/15/2023(d)	50,188
100,000	4.63%, 07/15/2024	101,250
50,000	5.13%, 05/01/2025	50,250
100,000	7.00%, 08/01/2025(d)	99,625
600,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	466,500
190,000	Thermo Fisher Scientific Inc 3.00%, 04/15/2023	194,763
120,000	Total System Services Inc 4.80%, 04/01/2026	131,802
	Tyson Foods Inc
160,000	3.90%, 09/28/2023	168,532
250,000	5.15%, 08/15/2044	279,192
	United Rentals North America Inc
125,000	6.50%, 12/15/2026	135,312
50,000	5.50%, 05/15/2027	52,625
25,000	5.25%, 01/15/2030	25,688
	UnitedHealth Group Inc
80,000	3.70%, 12/15/2025	85,147
750,000	2.95%, 10/15/2027	762,358
65,000	3.75%, 10/15/2047	66,542
75,000	US Foods Inc(a) 5.88%, 06/15/2024	77,062

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Verisk Analytics Inc
$ 150,000	4.13%, 09/12/2022	$ 157,512
150,000	4.13%, 03/15/2029	161,240
25,000	Vizient Inc(a) 6.25%, 05/15/2027	26,408
25,000	WellCare Health Plans Inc(a) 5.38%, 08/15/2026	26,500
150,000	West Street Merger Sub Inc(a) 6.38%, 09/01/2025	138,750
		31,402,156
Diversified — 0.17%
800,000	CK Hutchison International 17 II Ltd(a) 2.75%, 03/29/2023	803,779
Energy — 3.97%
500,000	Anadarko Petroleum Corp 3.45%, 07/15/2024	511,392
120,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp 4.25%, 12/01/2027	126,701
	Antero Midstream Partners LP / Antero Midstream Finance Corp
75,000	5.38%, 09/15/2024	74,531
50,000	5.75%, 03/01/2027(a)	50,000
25,000	5.75%, 01/15/2028(a)	24,750
	Antero Resources Corp
50,000	5.63%, 06/01/2023	48,313
25,000	5.00%, 03/01/2025(d)	23,063
	Apache Corp
300,000	4.38%, 10/15/2028	313,354
300,000	4.25%, 01/15/2030	308,683
25,000	Apergy Corp 6.38%, 05/01/2026	25,188
100,000	Archrock Partners LP / Archrock Partners Finance Corp(a) 6.88%, 04/01/2027	104,510
50,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(a) 7.00%, 11/01/2026	45,625
50,000	Berry Petroleum Co LLC(a) 7.00%, 02/15/2026	48,500
300,000	Boardwalk Pipelines LP 4.80%, 05/03/2029	312,953
	BP Capital Markets America Inc
500,000	2.75%, 05/10/2023	505,295
290,000	3.79%, 02/06/2024	307,303
300,000	BP Capital Markets PLC 3.06%, 03/17/2022	306,820
	Callon Petroleum Co
50,000	6.13%, 10/01/2024	50,500
50,000	6.38%, 07/01/2026	50,313
Principal Amount		Fair Value
Energy — (continued)
	Canadian Natural Resources Ltd
$ 300,000	2.95%, 01/15/2023	$ 302,859
30,000	3.80%, 04/15/2024	31,353
250,000	3.90%, 02/01/2025	260,886
225,000	3.85%, 06/01/2027	233,608
	Carrizo Oil & Gas Inc
25,000	6.25%, 04/15/2023(d)	24,094
50,000	8.25%, 07/15/2025	49,250
50,000	Centennial Resource Production LLC(a) 6.88%, 04/01/2027	50,500
75,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	83,531
	Cheniere Energy Partners LP
25,000	5.25%, 10/01/2025	25,844
50,000	5.63%, 10/01/2026(a)	52,750
	Chesapeake Energy Corp
25,000	7.00%, 10/01/2024	22,438
100,000	8.00%, 06/15/2027(d)	87,438
	Cimarex Energy Co
250,000	3.90%, 05/15/2027	256,801
380,000	4.38%, 03/15/2029	403,291
500,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	657,252
100,000	CNX Midstream Partners LP / CNX Midstream Finance Corp(a) 6.50%, 03/15/2026	95,000
350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	410,583
100,000	CrownRock LP / CrownRock Finance Inc(a) 5.63%, 10/15/2025	100,000
100,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	101,950
340,000	Enbridge Energy Partners LP 5.50%, 09/15/2040	396,691
264,000	Encana Corp 3.90%, 11/15/2021	270,338
25,000	Endeavor Energy Resources LP / EER Finance Inc(a) 5.75%, 01/30/2028	26,313
	Energy Transfer Operating LP
60,000	4.20%, 09/15/2023	62,878
80,000	4.50%, 04/15/2024	85,091
105,000	5.25%, 04/15/2029	117,421
250,000	5.15%, 03/15/2045	253,955
35,000	6.25%, 04/15/2049	41,428
	Enterprise Products Operating LLC
500,000	3.90%, 02/15/2024	529,856
400,000	4.25%, 02/15/2048	413,825
195,000	4.80%, 02/01/2049	218,010
100,000	Enviva Partners LP / Enviva Partners Finance Corp 8.50%, 11/01/2021	104,000

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	EP Energy LLC / Everest Acquisition Finance Inc(a) 8.00%, 11/29/2024	$ 34,000
	Gulfport Energy Corp
25,000	6.00%, 10/15/2024	19,313
25,000	6.38%, 05/15/2025	19,344
	Hess Corp
10,000	5.60%, 02/15/2041	10,801
105,000	5.80%, 04/01/2047	117,362
100,000	Holly Energy Partners LP / Holly Energy Finance Corp(a) 6.00%, 08/01/2024	104,000
	Husky Energy Inc
300,000	4.00%, 04/15/2024	315,703
290,000	4.40%, 04/15/2029	307,481
50,000	Jagged Peak Energy LLC(d) 5.88%, 05/01/2026	49,250
130,000	Kerr-McGee Corp 6.95%, 07/01/2024	152,284
250,000	Kinder Morgan Energy Partners LP 5.80%, 03/01/2021	263,089
400,000	Kinder Morgan Inc 5.20%, 03/01/2048	451,505
	Laredo Petroleum Inc(d)
50,000	5.63%, 01/15/2022	46,375
25,000	6.25%, 03/15/2023	23,258
	Marathon Oil Corp
95,000	2.80%, 11/01/2022	95,403
110,000	3.85%, 06/01/2025	113,978
	Marathon Petroleum Corp
300,000	3.63%, 09/15/2024	311,020
25,000	3.80%, 04/01/2028	25,398
300,000	4.75%, 09/15/2044	309,110
	MPLX LP
105,000	4.13%, 03/01/2027	109,868
225,000	4.00%, 03/15/2028	233,554
55,000	4.70%, 04/15/2048	56,259
200,000	4.90%, 04/15/2058	202,638
93,000	Noble Energy Inc 5.05%, 11/15/2044	98,824
	NuStar Logistics LP
50,000	6.00%, 06/01/2026	51,750
75,000	5.63%, 04/28/2027	75,562
	Oasis Petroleum Inc
50,000	6.88%, 01/15/2023	50,000
25,000	6.25%, 05/01/2026(a)	24,188
	Parsley Energy LLC / Parsley Finance Corp(a)
25,000	5.38%, 01/15/2025	25,625
25,000	5.63%, 10/15/2027	26,125
	PDC Energy Inc
50,000	6.13%, 09/15/2024	50,000
25,000	5.75%, 05/15/2026	24,563
400,000	Petro-Canada 6.80%, 05/15/2038	546,476
	Petroleos Mexicanos
35,000	6.50%, 01/23/2029	33,863
45,000	6.75%, 09/21/2047	40,073
Principal Amount		Fair Value
Energy — (continued)
$ 80,000	6.35%, 02/12/2048	$ 68,680
75,000	Precision Drilling Corp 7.75%, 12/15/2023	76,477
	QEP Resources Inc
50,000	5.25%, 05/01/2023	48,125
25,000	5.63%, 03/01/2026	23,500
75,000	Range Resources Corp(d) 4.88%, 05/15/2025	65,812
40,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	41,992
200,000	Saudi Arabian Oil Co(a) 2.88%, 04/16/2024	201,199
	SESI LLC
75,000	7.13%, 12/15/2021	52,312
50,000	7.75%, 09/15/2024	32,125
75,000	Shelf Drilling Holdings Ltd(a) 8.25%, 02/15/2025	69,225
	Shell International Finance BV
400,000	4.13%, 05/11/2035	444,286
40,000	4.38%, 05/11/2045	46,069
175,000	4.00%, 05/10/2046	191,872
75,000	SM Energy Co(d) 6.75%, 09/15/2026	70,312
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	206,958
550,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	575,530
50,000	SRC Energy Inc 6.25%, 12/01/2025	45,500
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp
125,000	5.50%, 08/15/2022	120,000
25,000	5.75%, 04/15/2025	21,875
80,000	Suncor Energy Inc 3.60%, 12/01/2024	83,439
50,000	Sunoco LP / Sunoco Finance Corp 5.50%, 02/15/2026	52,062
75,000	Targa Pipeline Partners LP / Targa Pipeline Finance Corp 5.88%, 08/01/2023	74,914
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
50,000	5.88%, 04/15/2026	53,000
75,000	6.50%, 07/15/2027(a)	81,750
230,000	TC PipeLines LP 3.90%, 05/25/2027	234,832
	TerraForm Power Operating LLC(a)
75,000	6.63%, 06/15/2025(h)	78,750
50,000	5.00%, 01/31/2028	50,188
80,000	Texas Eastern Transmission LP(a) 3.50%, 01/15/2028	81,259
	TransCanada PipeLines Ltd
50,000	4.75%, 05/15/2038	54,765
10,000	6.10%, 06/01/2040	12,508

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 115,000	5.10%, 03/15/2049	$ 133,100
25,000	Transcontinental Gas Pipe Line Co LLC 4.00%, 03/15/2028	26,081
50,000	TransMontaigne Partners LP / TLP Finance Corp 6.13%, 02/15/2026	48,125
50,000	Ultra Resources Inc(a) 7.13%, 04/15/2025	4,250
	USA Compression Partners LP / USA Compression Finance Corp
100,000	6.88%, 04/01/2026	105,740
25,000	6.88%, 09/01/2027(a)	26,253
365,000	Valero Energy Corp 4.00%, 04/01/2029	381,946
145,000	Valero Energy Partners LP 4.50%, 03/15/2028	153,704
	Western Midstream Operating LP
165,000	4.50%, 03/01/2028	164,662
65,000	4.75%, 08/15/2028	65,718
10,000	5.50%, 08/15/2048	9,481
75,000	Whiting Petroleum Corp(d) 6.63%, 01/15/2026	72,328
	Williams Cos Inc
40,000	4.30%, 03/04/2024	42,468
265,000	4.90%, 01/15/2045	279,091
		18,197,333
Financial — 11.11%
	Acrisure LLC / Acrisure Finance Inc(a)
25,000	8.13%, 02/15/2024	25,813
75,000	7.00%, 11/15/2025	67,688
400,000	AIA Group Ltd(a) 3.60%, 04/09/2029	416,879
650,000	Alexandria Real Estate Equities Inc REIT 3.90%, 06/15/2023	681,535
	American Express Co
135,000	3.70%, 11/05/2021	139,055
450,000	3.00%, 10/30/2024	461,038
155,000	4.20%, 11/06/2025	169,188
675,000	American International Group Inc 4.50%, 07/16/2044	712,714
100,000	AmWINS Group Inc(a) 7.75%, 07/01/2026	103,500
350,000	Associated Banc-Corp 4.25%, 01/15/2025	366,378
100,000	AssuredPartners Inc(a) 7.00%, 08/15/2025	99,375
495,000	AvalonBay Communities Inc REIT 3.35%, 05/15/2027	514,364
	Bank of America Corp
195,000	2.50%, 10/21/2022	195,357
60,000	3.12%, 01/20/2023(c) 3-mo. LIBOR + 1.16%	60,941
Principal Amount		Fair Value
Financial — (continued)
$ 235,000	3.86%, 07/23/2024(c) 3-mo. LIBOR + 0.94%	$ 246,498
95,000	3.56%, 04/23/2027(c) 3-mo. LIBOR + 1.06%	98,958
830,000	3.82%, 01/20/2028(c) 3-mo. LIBOR + 1.57%	878,283
360,000	3.71%, 04/24/2028(c) 3-mo. LIBOR + 1.51%	378,087
500,000	3.59%, 07/21/2028(c) 3-mo. LIBOR + 1.37%	521,090
335,000	3.42%, 12/20/2028(c) 3-mo. LIBOR + 1.04%	344,974
135,000	3.97%, 02/07/2030(c) 3-mo. LIBOR + 1.21%	144,582
150,000	6.11%, 01/29/2037	191,146
50,000	3.95%, 01/23/2049(c) 3-mo. LIBOR + 1.19%	52,662
	Bank of New York Mellon Corp
545,000	2.66%, 05/16/2023(c) 3-mo. LIBOR + 0.63%	549,308
110,000	3.00%, 10/30/2028	110,462
200,000	Barclays PLC(c) 3.93%, 05/07/2025 3-mo. LIBOR + 1.61%	203,451
290,000	BB&T Corp 2.75%, 04/01/2022	293,416
120,000	Berkshire Hathaway Finance Corp 4.20%, 08/15/2048	134,069
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	238,864
780,000	Boston Properties LP REIT 3.20%, 01/15/2025	795,833
500,000	Branch Banking & Trust Co 3.80%, 10/30/2026	529,122
460,000	Capital One Financial Corp 3.90%, 01/29/2024	482,966
290,000	Chubb INA Holdings Inc 3.35%, 05/03/2026	303,895
	Citigroup Inc
2,375,000	3.14%, 01/24/2023(c) 3-mo. LIBOR + 0.72%	2,414,062
425,000	2.88%, 07/24/2023(c) 3-mo. LIBOR + 0.95%	430,218
30,000	3.62%, 05/17/2024(c) 3-mo. LIBOR + 1.10%	30,284
125,000	3.35%, 04/24/2025(c) 3-mo. LIBOR + 0.89%	129,063
700,000	3.89%, 01/10/2028(c) 3-mo. LIBOR + 1.56%	740,265
65,000	4.13%, 07/25/2028	68,671
105,000	4.08%, 04/23/2029(c) 3-mo. LIBOR + 1.19%	112,723
325,000	3.98%, 03/20/2030(c) 3-mo. LIBOR + 1.33%	347,263
4,000	4.65%, 07/30/2045	4,613
400,000	Citizens Bank NA 2.25%, 10/30/2020	399,143
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	486,408

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	CNA Financial Corp
$ 100,000	3.45%, 08/15/2027	$ 101,449
500,000	3.90%, 05/01/2029	525,526
515,000	Comerica Inc 3.80%, 07/22/2026	535,977
400,000	Compass Bank 3.88%, 04/10/2025	414,175
400,000	Crown Castle International Corp REIT 3.80%, 02/15/2028	415,225
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	216,080
400,000	Discover Bank 3.45%, 07/27/2026	406,787
250,000	Discover Financial Services 3.85%, 11/21/2022	260,600
400,000	Fifth Third Bancorp 3.95%, 03/14/2028	430,886
200,000	FMR LLC(a) 7.57%, 06/15/2029	275,912
800,000	GE Capital International Funding Co 4.42%, 11/15/2035	788,928
105,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	113,164
	Goldman Sachs Group Inc
1,120,000	2.88%, 10/31/2022(c) 3-mo. LIBOR + 0.82%	1,128,899
90,000	2.91%, 07/24/2023(c) 3-mo. LIBOR + 0.99%	90,838
340,000	3.27%, 09/29/2025(c) 3-mo. LIBOR + 1.20%	347,775
650,000	3.85%, 01/26/2027	679,428
1,000,000	3.81%, 04/23/2029(c) 3-mo. LIBOR + 1.15%	1,041,389
195,000	4.22%, 05/01/2029(c) 3-mo. LIBOR + 1.30%	209,013
165,000	6.75%, 10/01/2037	215,941
60,000	4.41%, 04/23/2039(c) 3-mo. LIBOR + 1.43%	64,849
25,000	GTCR AP Finance Inc(a) 8.00%, 05/15/2027	25,125
310,000	Hartford Financial Services Group Inc 4.30%, 04/15/2043	327,420
45,000	HCP Inc REIT 3.25%, 07/15/2026	45,176
575,000	Healthcare Trust of America Holdings LP REIT 3.70%, 04/15/2023	587,632
	HSBC Holdings PLC
290,000	5.10%, 04/05/2021	302,994
285,000	4.30%, 03/08/2026	305,999
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,458,228
275,000	HUB International Ltd(a) 7.00%, 05/01/2026	278,781
180,000	Invesco Finance PLC 3.75%, 01/15/2026	187,665
Principal Amount		Fair Value
Financial — (continued)
	JPMorgan Chase & Co
$ 550,000	4.50%, 01/24/2022	$ 579,358
1,195,000	3.38%, 05/01/2023	1,228,183
290,000	3.81%, 10/24/2023(c) 3-mo. LIBOR + 1.23%	294,383
135,000	3.80%, 07/23/2024(c) 3-mo. LIBOR + 0.89%	141,579
570,000	3.22%, 03/01/2025(c) 3-mo. LIBOR + 1.15%	586,134
395,000	2.95%, 10/01/2026	401,929
400,000	3.54%, 05/01/2028(c) 3-mo. LIBOR + 1.38%	416,176
600,000	3.51%, 01/23/2029(c) 3-mo. LIBOR + 0.94%	624,576
175,000	3.70%, 05/06/2030(c) 3-mo. LIBOR + 1.16%	184,438
	Kimco Realty Corp REIT
90,000	3.40%, 11/01/2022	92,551
110,000	2.80%, 10/01/2026	107,362
480,000	3.80%, 04/01/2027	498,837
585,000	Liberty Mutual Group Inc(a) 4.57%, 02/01/2029	642,683
390,000	Liberty Property LP REIT 3.75%, 04/01/2025	405,099
	Lincoln National Corp
225,000	4.20%, 03/15/2022	235,432
400,000	3.63%, 12/12/2026	416,372
210,000	M&T Bank Corp 3.55%, 07/26/2023	220,059
400,000	Manufacturers & Traders Trust Co 2.50%, 05/18/2022	402,187
	Marsh & McLennan Cos Inc
25,000	3.50%, 12/29/2020	25,412
140,000	4.05%, 10/15/2023	147,663
85,000	3.88%, 03/15/2024	90,123
55,000	4.38%, 03/15/2029	60,776
45,000	4.75%, 03/15/2039	51,574
	Massachusetts Mutual Life Insurance Co(a)
15,000	8.88%, 06/01/2039	24,587
350,000	4.50%, 04/15/2065	377,008
350,000	MetLife Inc 4.05%, 03/01/2045	375,601
100,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT 5.63%, 05/01/2024	107,750
500,000	Mid-America Apartments LP REIT 3.75%, 06/15/2024	520,132
	Morgan Stanley
405,000	2.63%, 11/17/2021	407,453
35,000	2.75%, 05/19/2022	35,363
1,000,000	4.10%, 05/22/2023	1,052,257
400,000	3.70%, 10/23/2024	421,843
300,000	3.63%, 01/20/2027	315,105
135,000	3.95%, 04/23/2027	141,145

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 105,000	3.59%, 07/22/2028(c) 3-mo. LIBOR + 1.34%	$ 109,282
600,000	3.77%, 01/24/2029(c) 3-mo. LIBOR + 1.14%	632,145
165,000	3.97%, 07/22/2038(c) 3-mo. LIBOR + 1.45%	172,705
	Navient Corp
125,000	5.88%, 10/25/2024	126,406
25,000	6.75%, 06/15/2026(d)	25,938
125,000	NFP Corp(a) 6.88%, 07/15/2025	123,713
120,000	Nuveen LLC(a) 4.00%, 11/01/2028	131,609
510,000	Pacific Life Insurance Co(a)(c) 4.30%, 10/24/2067 3-mo. LIBOR + 2.79%	499,443
500,000	Physicians Realty LP REIT 3.95%, 01/15/2028	503,851
500,000	PNC Bank NA 3.25%, 01/22/2028	521,541
195,000	PNC Financial Services Group Inc 3.45%, 04/23/2029	205,198
135,000	Principal Life Global Funding II(a) 2.20%, 04/08/2020	134,718
175,000	Quicken Loans Inc(a) 5.75%, 05/01/2025	180,194
290,000	Regency Centers LP REIT 4.13%, 03/15/2028	309,797
245,000	Royal Bank of Canada 2.80%, 04/29/2022	248,728
225,000	Santander Holdings USA Inc 3.70%, 03/28/2022	230,387
80,000	SBA Tower Trust REIT(a) 3.45%, 03/15/2023	82,232
	State Street Corp
75,000	3.78%, 12/03/2024(c) 3-mo. LIBOR + 0.77%	79,012
550,000	3.30%, 12/16/2024	575,458
300,000	Stifel Financial Corp 4.25%, 07/18/2024	314,707
	SunTrust Banks Inc
310,000	2.90%, 03/03/2021	312,645
200,000	3.30%, 05/15/2026	203,573
590,000	Tanger Properties LP REIT 3.13%, 09/01/2026	562,464
350,000	TD Ameritrade Holding Corp 3.30%, 04/01/2027	360,963
310,000	Toronto-Dominion Bank 2.65%, 06/12/2024	312,628
	UDR Inc REIT
500,000	4.63%, 01/10/2022	522,968
200,000	3.50%, 01/15/2028	204,826
125,000	USI Inc(a) 6.88%, 05/01/2025	123,750
	Visa Inc
20,000	2.80%, 12/14/2022	20,471
250,000	3.15%, 12/14/2025	262,111
80,000	4.30%, 12/14/2045	94,567
Principal Amount		Fair Value
Financial — (continued)
	Wells Fargo & Co
$ 55,000	2.63%, 07/22/2022	$ 55,418
355,000	3.07%, 01/24/2023	360,391
75,000	3.00%, 04/22/2026	75,841
750,000	4.30%, 07/22/2027	809,830
80,000	3.58%, 05/22/2028(c) 3-mo. LIBOR + 1.31%	83,564
340,000	4.90%, 11/17/2045	394,438
145,000	4.75%, 12/07/2046	165,003
	Wells Fargo Bank NA
335,000	2.60%, 01/15/2021	336,247
250,000	3.63%, 10/22/2021	256,980
510,000	Welltower Inc REIT 4.00%, 06/01/2025	537,049
85,000	Willis North America Inc 3.60%, 05/15/2024	87,842
500,000	WP Carey Inc REIT 4.60%, 04/01/2024	527,601
		50,965,429
Industrial — 3.34%
700,000	Airbus SE(a) 3.15%, 04/10/2027	722,911
	Allegion US Holding Co Inc
175,000	3.20%, 10/01/2024	176,968
310,000	3.55%, 10/01/2027	305,476
25,000	Amsted Industries Inc(a) 5.63%, 07/01/2027	26,063
275,000	ARD Finance SA(g) 7.13%, 09/15/2023 PIK rate, 7.88%	281,187
	Berry Global Escrow Corp(a)
75,000	4.88%, 07/15/2026	76,594
50,000	5.63%, 07/15/2027	52,000
100,000	Berry Global Inc 5.50%, 05/15/2022	101,125
	BWAY Holding Co(a)
50,000	5.50%, 04/15/2024	50,031
200,000	7.25%, 04/15/2025	192,750
490,000	CNH Industrial Finance Europe SA 2.75%, 03/18/2019	489,084
	Colfax Corp(a)
25,000	6.00%, 02/15/2024	26,438
25,000	6.38%, 02/15/2026	26,813
100,000	Cornerstone Building Brands Inc(a)(d) 8.00%, 04/15/2026	97,375
25,000	Crown Americas LLC / Crown Americas Capital Corp VI 4.75%, 02/01/2026	25,688
130,000	CSX Corp 3.25%, 06/01/2027	134,146
607,000	Embraer Overseas Ltd(a) 5.70%, 09/16/2023	663,906
	Energizer Holdings Inc(a)
100,000	6.38%, 07/15/2026(d)	102,750
25,000	7.75%, 01/15/2027	27,058

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
	Flex Acquisition Co Inc(a)
$ 150,000	6.88%, 01/15/2025	$ 135,750
100,000	7.88%, 07/15/2026	92,250
95,000	Fluor Corp 4.25%, 09/15/2028	98,202
75,000	Fortive Corp 2.35%, 06/15/2021	74,831
133,000	Gates Global LLC / Gates Global Co(a) 6.00%, 07/15/2022	133,083
25,000	Graphic Packaging International LLC(a)(d) 4.75%, 07/15/2027	25,656
50,000	Hillman Group Inc(a)(d) 6.38%, 07/15/2022	44,375
320,000	Huntington Ingalls Industries Inc 3.48%, 12/01/2027	324,928
550,000	Ingram Micro Inc 5.45%, 12/15/2024	561,838
	John Deere Capital Corp
90,000	3.20%, 01/10/2022	92,405
105,000	3.45%, 06/07/2023	109,925
110,000	2.60%, 03/07/2024	111,009
390,000	3.45%, 03/07/2029	414,185
500,000	Kansas City Southern 3.00%, 05/15/2023	507,466
400,000	Keysight Technologies Inc 4.55%, 10/30/2024	427,878
125,000	Koppers Inc(a) 6.00%, 02/15/2025	117,187
	Lockheed Martin Corp
480,000	3.80%, 03/01/2045	511,337
72,000	4.09%, 09/15/2052	79,950
40,000	Masonite International Corp(a) 5.63%, 03/15/2023	41,200
360,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	371,721
	Multi-Color Corp(a)
75,000	6.13%, 12/01/2022	77,344
50,000	4.88%, 11/01/2025	52,563
555,000	Northrop Grumman Corp 3.25%, 01/15/2028	569,450
	Owens-Brockway Glass Container Inc(a)
75,000	5.88%, 08/15/2023	80,891
50,000	5.38%, 01/15/2025	52,125
460,000	Packaging Corp of America 3.65%, 09/15/2024	476,455
150,000	Park Aerospace Holdings Ltd(a) 5.50%, 02/15/2024	161,697
	Parker-Hannifin Corp
90,000	2.70%, 06/14/2024	91,305
430,000	4.10%, 03/01/2047	452,939
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
135,000	3.45%, 07/01/2024	139,046
400,000	3.40%, 11/15/2026	399,453
50,000	Resideo Funding Inc(a) 6.13%, 11/01/2026	52,000
Principal Amount		Fair Value
Industrial — (continued)
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
$ 145,366	5.75%, 10/15/2020	$ 145,730
75,000	7.00%, 07/15/2024(a)	77,551
	Roper Technologies Inc
130,000	3.85%, 12/15/2025	136,106
210,000	3.80%, 12/15/2026	219,203
	Ryder System Inc
195,000	2.88%, 06/01/2022	197,181
400,000	3.40%, 03/01/2023	410,815
25,000	Sealed Air Corp(a) 5.50%, 09/15/2025	26,625
400,000	Siemens Financieringsmaatschappij NV(a) 3.40%, 03/16/2027	417,928
	Standard Industries Inc(a)
50,000	6.00%, 10/15/2025	53,063
125,000	5.00%, 02/15/2027	126,562
25,000	Stevens Holding Co Inc(a) 6.13%, 10/01/2026	26,313
50,000	Tervita Escrow Corp(a) 7.63%, 12/01/2021	50,861
250,000	Textron Financial Corp(a)(c) 4.25%, 02/15/2042 3-mo. LIBOR + 1.73%	195,000
155,000	Textron Inc 3.88%, 03/01/2025	162,134
50,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(a) 7.75%, 04/15/2026	45,000
	TransDigm Inc
50,000	6.50%, 07/15/2024	50,625
25,000	6.50%, 05/15/2025	25,281
50,000	6.25%, 03/15/2026(a)	52,313
150,000	6.38%, 06/15/2026	151,875
50,000	7.50%, 03/15/2027(a)	52,188
75,000	Trident Merger Sub Inc(a) 6.63%, 11/01/2025	69,937
50,000	TTM Technologies Inc(a) 5.63%, 10/01/2025	48,888
	Union Pacific Corp
60,000	3.70%, 03/01/2029	64,404
200,000	4.38%, 09/10/2038	221,330
	United Technologies Corp
380,000	3.65%, 08/16/2023	397,810
5,000	2.80%, 05/04/2024	5,072
100,000	3.95%, 08/16/2025	107,794
195,000	3.13%, 05/04/2027	200,249
25,000	4.63%, 11/16/2048	29,131
400,000	Valmont Industries Inc 5.25%, 10/01/2054	397,698
	Waste Management Inc
105,000	3.20%, 06/15/2026	109,210
35,000	3.45%, 06/15/2029	36,810
	WESCO Distribution Inc
25,000	5.38%, 12/15/2021	25,188

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 75,000	5.38%, 06/15/2024	$ 76,875
145,000	Worthington Industries Inc 4.30%, 08/01/2032	147,772
290,000	WRKCo Inc 4.00%, 03/15/2028	300,987
		15,320,316
Technology — 1.98%
425,000	Adobe Inc 3.25%, 02/01/2025	442,982
	Apple Inc
400,000	2.40%, 05/03/2023	403,738
185,000	3.35%, 02/09/2027	194,298
395,000	3.85%, 08/04/2046	420,475
100,000	Banff Merger Sub Inc(a) 9.75%, 09/01/2026	86,750
	Broadcom Corp / Broadcom Cayman Finance Ltd
200,000	3.63%, 01/15/2024	202,029
50,000	3.13%, 01/15/2025	48,839
240,000	3.88%, 01/15/2027	235,290
	Broadcom Inc(a)
345,000	3.13%, 04/15/2021	347,232
500,000	3.63%, 10/15/2024	502,624
75,000	CDW LLC / CDW Finance Corp 5.50%, 12/01/2024	80,175
	Dell International LLC / EMC Corp(a)
200,000	4.42%, 06/15/2021	205,971
175,000	7.13%, 06/15/2024	184,752
240,000	6.02%, 06/15/2026	264,669
	Dun & Bradstreet Corp(a)
50,000	6.88%, 08/15/2026	52,906
100,000	10.25%, 02/15/2027	106,125
	Fidelity National Information Services Inc
70,000	4.25%, 05/15/2028	76,288
110,000	3.75%, 05/21/2029	116,789
200,000	First Data Corp(a) 5.75%, 01/15/2024	205,625
	Fiserv Inc
315,000	3.80%, 10/01/2023	331,621
135,000	3.20%, 07/01/2026	137,699
150,000	3.50%, 07/01/2029	153,820
5,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	5,535
200,000	Infor US Inc 6.50%, 05/15/2022	203,520
100,000	Informatica LLC(a) 7.13%, 07/15/2023	101,767
10,000	Intel Corp 4.10%, 05/19/2046	11,002
	International Business Machines Corp
100,000	3.00%, 05/15/2024	102,704
250,000	3.30%, 05/15/2026	258,846
Principal Amount		Fair Value
Technology — (continued)
$ 250,000	3.50%, 05/15/2029	$ 261,337
200,000	IQVIA Inc(a) 5.00%, 10/15/2026	207,250
185,000	Lam Research Corp 4.00%, 03/15/2029	196,922
135,000	Microchip Technology Inc 4.33%, 06/01/2023	140,538
	Micron Technology Inc
150,000	4.64%, 02/06/2024	156,346
435,000	4.98%, 02/06/2026	458,806
	Microsoft Corp
85,000	3.30%, 02/06/2027	90,069
135,000	4.25%, 02/06/2047	160,027
590,000	3.95%, 08/08/2056	652,479
100,000	Nuance Communications Inc 6.00%, 07/01/2024	103,500
335,000	NXP BV / NXP Funding LLC(a) 4.88%, 03/01/2024	359,026
	Oracle Corp
160,000	3.80%, 11/15/2037	169,258
25,000	4.00%, 07/15/2046	26,806
125,000	Rackspace Hosting Inc(a)(d) 8.63%, 11/15/2024	114,687
25,000	Riverbed Technology Inc(a) 8.88%, 03/01/2023	16,688
100,000	RP Crown Parent LLC(a) 7.38%, 10/15/2024	104,250
90,000	salesforce.com Inc 3.25%, 04/11/2023	93,375
25,000	Sophia LP / Sophia Finance Inc(a) 9.00%, 09/30/2023	25,781
75,000	SS&C Technologies Inc(a) 5.50%, 09/30/2027	77,813
175,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(a) 6.75%, 06/01/2025	180,250
		9,079,279
Utilities — 2.96%
125,000	Alabama Power Co 2.45%, 03/30/2022	125,507
190,000	Ameren Corp 3.65%, 02/15/2026	197,253
125,000	American Water Capital Corp 3.75%, 09/01/2028	133,056
	AmeriGas Partners LP / AmeriGas Finance Corp
50,000	5.50%, 05/20/2025	52,625
75,000	5.88%, 08/20/2026	79,500
25,000	5.75%, 05/20/2027	26,250
450,000	Appalachian Power Co 3.40%, 06/01/2025	466,380
	Berkshire Hathaway Energy Co
85,000	3.25%, 04/15/2028	87,720
35,000	6.13%, 04/01/2036	46,795
550,000	5.95%, 05/15/2037	715,946

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Calpine Corp
$ 50,000	5.75%, 01/15/2025	$ 49,625
50,000	5.25%, 06/01/2026(a)	50,875
150,000	CenterPoint Energy Inc 2.50%, 09/01/2022	150,436
300,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	336,062
	Dominion Energy Inc
195,000	3.07%, 08/15/2024(h)	196,354
320,000	2.85%, 08/15/2026	317,231
265,000	4.25%, 06/01/2028	288,290
	Dominion Energy South Carolina Inc
80,000	4.25%, 08/15/2028	88,892
55,000	5.10%, 06/01/2065	68,990
75,000	DTE Energy Co 1.50%, 10/01/2019	74,817
128,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	159,362
	Duke Energy Corp
130,000	3.75%, 04/15/2024	137,177
90,000	2.65%, 09/01/2026	88,900
550,000	3.75%, 09/01/2046	537,767
95,000	Duke Energy Ohio Inc 3.65%, 02/01/2029	102,334
115,000	Duke Energy Progress LLC 3.70%, 10/15/2046	116,689
350,000	EDP Finance BV(a) 3.63%, 07/15/2024	359,732
500,000	Electricite de France SA(a)(d)(i) 5.63%, Perpetual	513,750
	Emera US Finance LP
250,000	3.55%, 06/15/2026	255,784
470,000	4.75%, 06/15/2046	506,245
	Enel Finance International NV(a)
200,000	4.88%, 06/14/2029	218,475
300,000	6.00%, 10/07/2039	355,433
90,000	Evergy Inc 4.85%, 06/01/2021	93,194
350,000	Eversource Energy 2.90%, 10/01/2024	355,590
110,000	Exelon Corp 2.45%, 04/15/2021	109,941
120,000	FirstEnergy Transmission LLC(a) 4.55%, 04/01/2049	131,081
40,000	Fortis Inc 2.10%, 10/04/2021	39,645
	Georgia Power Co
195,000	2.00%, 09/08/2020	193,867
145,000	2.40%, 04/01/2021	145,072
135,000	4.75%, 09/01/2040	147,789
515,000	Gulf Power Co 4.55%, 10/01/2044	564,586
210,000	Kansas City Power & Light Co 4.20%, 03/15/2048	229,687
675,000	National Fuel Gas Co 3.75%, 03/01/2023	689,991
Principal Amount		Fair Value
Utilities — (continued)
$ 370,000	National Rural Utilities Cooperative Finance Corp(c) 5.25%, 04/20/2046 3-mo. LIBOR + 3.63%	$ 377,478
	NextEra Energy Capital Holdings Inc
160,000	3.15%, 04/01/2024	164,189
500,000	3.55%, 05/01/2027	521,760
	NiSource Inc
135,000	4.38%, 05/15/2047	144,221
300,000	3.95%, 03/30/2048	300,845
	NRG Energy Inc
25,000	7.25%, 05/15/2026	27,531
75,000	6.63%, 01/15/2027	81,469
50,000	5.25%, 06/15/2029(a)	53,312
185,000	Oglethorpe Power Corp 5.05%, 10/01/2048	214,386
40,000	Oncor Electric Delivery Co LLC 2.95%, 04/01/2025	41,062
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	104,717
145,000	Public Service Enterprise Group Inc 2.88%, 06/15/2024	146,354
	Sempra Energy
85,000	2.40%, 02/01/2020	84,974
300,000	3.55%, 06/15/2024	310,032
500,000	3.40%, 02/01/2028	498,512
80,000	Sierra Pacific Power Co 2.60%, 05/01/2026	79,285
	Southern Co
90,000	2.95%, 07/01/2023	91,267
245,000	3.25%, 07/01/2026	248,722
55,000	4.40%, 07/01/2046	58,076
15,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	14,954
250,000	TECO Finance Inc 5.15%, 03/15/2020	254,772
25,000	Vistra Energy Corp 5.88%, 06/01/2023	25,562
	Vistra Operations Co LLC(a)
25,000	5.50%, 09/01/2026	26,406
50,000	5.63%, 02/15/2027	52,937
25,000	5.00%, 07/31/2027	25,859
		13,553,377
TOTAL CORPORATE BONDS AND NOTES — 38.19% (Cost $167,780,541)		$175,140,354
FOREIGN GOVERNMENT BONDS AND NOTES
	Colombia Government International Bond
200,000	4.38%, 07/12/2021	206,752
500,000	4.50%, 03/15/2029	546,000
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	526,110

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 60,000	Hungary Government International Bond 6.38%, 03/29/2021	$ 64,044
500,000	Mexico Government International Bond 3.75%, 01/11/2028	509,375
400,000	Qatar Government International Bond(a) 4.82%, 03/14/2049	458,416
150,000	Republic of Poland Government International Bond 4.00%, 01/22/2024	161,395
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.54% (Cost $2,341,544)		$ 2,472,092
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.88%
335,000	Angel Oak Mortgage Trust(a)(b) Series 2019-3 Class A1 2.93%, 05/25/2059	336,705
	Angel Oak Mortgage Trust I LLC(a)(b)
	Series 2018-3 Class A1
182,510	3.65%, 09/25/2048	184,590
	Series 2019-2 Class A1
199,762	3.63%, 03/25/2049	202,324
	Arroyo Mortgage Trust(a)(b)
	Series 2018-1 Class A1
223,269	3.76%, 04/25/2048	228,590
	Series 2019-2 Class A1
328,434	3.35%, 04/25/2049	332,988
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	370,092
	Series 2019-BN18 Class XA
999,701	1.05%, 05/15/2062(b)	73,789
228,000	BBCMS Mortgage Trust(a)(c) Series 2017-DELC Class A 3.24%, 08/15/2036 1-mo. LIBOR + 0.85%	227,644
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(b)	427,782
	Series 2019-B11 Class A2
325,000	3.41%, 05/15/2052	340,853
268,001	BX Commercial Mortgage Trust(a)(c) Series 2018-IND Class A 3.14%, 11/15/2035 1-mo. LIBOR + 0.75%	268,221
100,000	CAMB Commercial Mortgage Trust(a)(c) Series 2019-LIFE Class C 3.84%, 12/15/2037 1-mo. LIBOR + 1.45%	100,375
Principal Amount		Fair Value
Non-Agency — (continued)
$ 248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	$ 265,138
150,411	CIM Trust(a)(b) Series 2017-7 Class A 3.00%, 04/25/2057	151,421
	Citigroup Commercial Mortgage Trust
	Series 2013-GC11 Class B
2,500,000	3.73%, 04/10/2046(b)	2,563,602
	Series 2015-GC33 Class A4
403,000	3.78%, 09/10/2058	430,030
	Citigroup Mortgage Loan Trust
	Series 2018-RP1 Class A1
90,477	3.00%, 09/25/2064(a)(b)	91,672
	Series 2018-RP2 Class A1
287,247	3.50%, 02/25/2058	293,518
	Series 2018-RP3 Class A1
314,505	3.25%, 03/25/2061(a)(b)	320,205
	COLT Mortgage Loan Trust(a)(b)
	Series 2019-2 Class A1
164,211	3.34%, 05/25/2049	166,793
	Series 2019-3 Class A1
200,000	2.76%, 08/25/2049	199,998
	CSAIL Commercial Mortgage Trust
	Series 2015-C3 Class A4
250,000	3.72%, 08/15/2048	264,974
	Series 2016-C6 Class ASB
335,000	2.96%, 01/15/2049	342,112
	CSMC Trust(a)(b)
	Series 2017-FHA1 Class A1
57,818	3.25%, 04/25/2047	57,880
	Series 2018-RPL9 Class A
305,363	3.85%, 09/25/2057	315,506
	Deephaven Residential Mortgage Trust(a)(b)
	Series 2017-2A Class A1
32,975	2.45%, 06/25/2047	32,952
	Series 2018-3A Class A1
213,390	3.79%, 08/25/2058	216,113
	Series 2019-1A Class A1
261,976	3.74%, 01/25/2059	265,089
	Series 2019-2A Class A1
170,505	3.56%, 04/25/2059	172,316
	GS Mortgage Securities Trust(b)
	Series 2013-GC13 Class A5
380,000	4.19%, 07/10/2046	406,735
	Series 2014-GC24 Class B
275,000	4.65%, 09/10/2047	283,464
	JPMorgan Commercial Mortgage Securities Trust
	Series 2014-C22 Class A4
249,000	3.80%, 09/15/2047	263,853
	Series 2015-C32 Class A5

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 261,000	3.60%, 11/15/2048	$ 276,535
	MetLife Securitization Trust(a)(b)
	Series 2017-1A Class A
76,498	3.00%, 04/25/2055	77,196
	Series 2018-1A Class A
158,597	3.75%, 03/25/2057	165,244
54,101	MFA Trust(a)(b) Series 2017-RPL-1 Class A1 2.59%, 02/25/2057	53,981
291,406	Mill City Mortgage Loan Trust(a)(b) Series 2019-1 Class A1 3.25%, 10/25/2069	296,910
320,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13 Class A4 4.04%, 11/15/2046	341,920
600,000	Morgan Stanley Capital I Trust Series 2016-UB12 Class A4 3.60%, 12/15/2049	636,338
	MTRO Commercial Mortgage Trust(a)(c)
	Series 2019-TECH Class B
100,000	3.49%, 12/15/2033 1-mo. LIBOR + 1.10%	100,126
	Series 2019-TECH Class C
100,000	3.69%, 12/15/2033 1-mo. LIBOR + 1.30%	100,125
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
73,050	3.75%, 05/28/2052(b)	75,496
	Series 2017-2A Class A3
174,219	4.00%, 03/25/2057(b)	181,873
	Series 2017-3A Class A1
282,896	4.00%, 04/25/2057(b)	294,305
	Series 2017-4A Class A1
117,899	4.00%, 05/25/2057(b)	123,163
	Series 2017-5A Class A1
128,156	3.90%, 06/25/2057(c) 1-mo. LIBOR + 1.50%	130,311
	Series 2017-6A Class A1
165,346	4.00%, 08/27/2057(b)	171,590
	Series 2018-1A Class A1A
287,883	4.00%, 12/25/2057(b)	298,425
	Series 2018-2A Class A1
203,229	4.50%, 02/25/2058(b)	213,286
	Series 2018-4A Class A1S
262,051	3.15%, 01/25/2048(c) 1-mo. LIBOR + 0.75%	261,869
	Series 2019-NQM2 Class A1
149,190	3.60%, 04/25/2049(b)	151,319
	Series 2019-NQM3 Class A1
335,000	2.80%, 07/25/2049(b)	335,539
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b) Series 2013-C6 Class B 3.88%, 04/10/2046	2,515,997
	Verus Securitization Trust(a)(b)
	Series 2018-2 Class A1
Principal Amount		Fair Value
Non-Agency — (continued)
$ 173,202	3.68%, 06/01/2058	$ 175,167
	Series 2018-INV2 Class A1FX
294,163	4.15%, 10/25/2058	301,773
	Series 2019-2 Class A1
164,752	3.21%, 04/25/2059	166,006
143,000	Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class A4 3.70%, 11/15/2048	152,319
		17,794,137
U.S. Government Agency — 26.34%
203,110	Fannie Mae Interest Strip Series 415 Class A3 3.00%, 11/25/2042	206,065
	Federal Home Loan Mortgage Corp
3,200,000	3.00%, TBA	3,227,712
1,100,000	3.50%, TBA	1,124,922
5,154	4.00%, 12/01/2020	5,353
1,813	4.50%, 04/01/2021	1,851
3,079	6.00%, 05/01/2021	3,090
5,278	4.50%, 07/01/2021	5,389
4,219	5.00%, 03/01/2022	4,333
656,315	3.00%, 09/01/2027	671,892
10,129	6.00%, 11/01/2033	11,487
9,314	6.00%, 04/01/2035	10,201
27,194	4.50%, 05/01/2035	29,211
105,427	5.50%, 08/01/2035	116,982
49,917	4.50%, 11/01/2035	53,095
4,881	6.50%, 02/01/2036	5,417
15,996	4.50%, 03/01/2036	17,177
16,935	6.00%, 03/01/2036	19,216
15,106	5.50%, 06/01/2036	16,111
35,225	5.50%, 08/01/2036	39,076
4,791	6.00%, 08/01/2037	5,323
22,464	7.00%, 08/01/2037	24,449
83,590	5.00%, 04/01/2038	90,047
247,773	5.50%, 05/01/2038	270,605
165,244	4.50%, 03/01/2039	177,477
196,324	4.50%, 05/01/2039	210,911
169,223	4.00%, 09/01/2040	178,541
408,667	5.00%, 09/01/2040	443,839
44,164	4.00%, 09/01/2043	46,594
1,551,926	4.00%, 03/01/2044	1,628,341
517,241	4.50%, 04/01/2044	550,679
3,500,017	3.50%, 12/01/2044	3,628,162
1,011,232	4.50%, 12/01/2044	1,075,547
778,848	3.00%, 02/01/2047	788,804
1,652,695	3.00%, 03/01/2047	1,671,960
866,529	3.50%, 09/01/2047	891,571
3,103,408	4.00%, 10/01/2047	3,233,104
1,145,754	4.00%, 11/01/2047	1,195,044
2,511,485	3.50%, 10/01/2048	2,573,921
296,353	3.50%, 05/01/2049	302,890
1,770,740	4.00%, 05/01/2049	1,833,126

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 581,602	4.50%, 05/01/2049	$ 608,957
190,000	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates Series K068 Class A2 3.24%, 08/25/2027	201,051
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
46,842	3.00%, 05/15/2041	48,424
	Series 4139 Class PA
258,477	2.50%, 11/15/2041	260,865
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(c)
	Series 2014-DN1 Class M3
110,000	6.90%, 02/25/2024 1-mo. LIBOR + 4.50%	122,124
	Series 2014-DN2 Class M2
122,045	4.05%, 04/25/2024 1-mo. LIBOR + 1.65%	122,658
	Series 2014-DN2 Class M3
165,000	6.00%, 04/25/2024 1-mo. LIBOR + 3.60%	175,482
	Federal National Mortgage Association
750,915	4.00%, 07/01/2026	783,167
972,911	3.50%, 01/01/2031	1,008,712
160,000	3.09%, 07/01/2032	165,680
385,000	3.10%, 07/01/2032	401,178
1,553,090	3.00%, 10/01/2032	1,587,266
1,555,472	3.50%, 05/01/2033	1,617,530
223,245	3.19%, 07/01/2033	230,858
857,289	4.00%, 09/01/2033	902,754
13,239	4.50%, 08/01/2035	14,208
28,746	6.00%, 02/01/2036	32,368
86,349	5.50%, 03/01/2036	95,793
56,306	6.50%, 06/01/2036	62,779
71,578	6.00%, 02/01/2037	78,586
60,919	6.00%, 03/01/2037	67,496
270	6.50%, 04/01/2037	300
60,164	6.00%, 08/01/2037	67,976
28,443	6.50%, 08/01/2037	32,183
991,099	4.00%, 02/01/2041	1,045,027
5,845,250	4.50%, 02/01/2041	6,276,563
529,089	4.00%, 10/01/2041	557,864
913,284	4.00%, 01/01/2045	955,730
709,642	3.50%, 08/01/2045	731,672
630,734	4.00%, 07/01/2046	660,337
1,150,876	4.00%, 10/01/2046	1,203,476
1,525,739	3.50%, 01/01/2047	1,568,167
575,070	4.50%, 02/01/2047	606,129
6,368,791	4.00%, 06/01/2047	6,643,761
2,179,715	3.50%, 08/01/2047	2,243,979
4,022,144	4.50%, 11/01/2047	4,233,400
5,299,794	3.50%, 12/01/2047	5,454,426
2,159,443	4.50%, 04/01/2048	2,268,311
1,401,185	4.50%, 05/01/2048	1,471,884
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 5,013,003	4.50%, 06/01/2048	$ 5,264,673
1,834,690	4.00%, 09/01/2048	1,905,993
1,261,885	4.00%, 02/01/2049	1,313,365
1,466,962	4.00%, 04/01/2049	1,516,768
588,169	4.50%, 05/01/2049	614,357
628,392	3.00%, 06/01/2049	633,869
300,000	3.50%, 07/01/2049	307,017
	Federal National Mortgage Association Connecticut Avenue Securities(c)
	Series 2014-C02 Class 1M2
429,710	5.00%, 05/25/2024 1-mo. LIBOR + 2.60%	444,117
	Series 2014-C03 Class 1M2
421,607	5.40%, 07/25/2024 1-mo. LIBOR + 3.00%	442,089
	Series 2018-C04 Class 2M1
157,853	3.15%, 12/25/2030 1-mo. LIBOR + 0.75%	157,933
	Series 2018-C05 Class 1M1
145,968	3.12%, 01/25/2031 1-mo. LIBOR + 0.72%	146,019
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-18 Class GA
120,294	2.00%, 12/25/2041	120,592
	Series 2012-21 Class PQ
61,411	2.00%, 09/25/2041	61,172
	Series 2012-52 Class PA
71,056	3.50%, 05/25/2042	74,500
	Series 2012-75 Class KC
128,259	2.50%, 12/25/2041	129,822
	Series 2015-48 Class QB
111,407	3.00%, 02/25/2043	113,394
	Series 2016-11 Class GA
109,230	2.50%, 03/25/2046	110,667
	Series 2016-38 Class NA
43,985	3.00%, 01/25/2046	44,867
	Series 2017-26 Class CG
176,874	3.50%, 07/25/2044	183,262
	Series 2017-34 Class JK
95,714	3.00%, 05/25/2047	97,661
	Series 2017-72 Class B
103,165	3.00%, 09/25/2047	105,088
	Series 2017-72 Class CD
105,640	3.00%, 09/25/2047	107,614
	Series 2017-A6 Class A6
182,031	3.00%, 12/25/2054	186,852
	Series 2018-19 Class DC
87,181	3.50%, 05/25/2056	91,024
	Series 2018-23 Class LA
95,699	3.50%, 04/25/2048	101,641
	Series 2018-38 Class PC
176,820	3.50%, 03/25/2045	182,809
	Series 2018-70 Class HA
176,560	3.50%, 10/25/2056	184,489
	Series 2018-72 Class BA

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 231,455	3.50%, 07/25/2054	$ 238,811
	Series 2018-77 Class PA
91,847	3.50%, 02/25/2048	95,030
	Series 2018-80 Class GD
196,253	3.50%, 12/25/2047	203,164
	Series 2019-12 Class HA
178,871	3.50%, 11/25/2057	186,619
	Series 2019-14 Class CA
166,735	3.50%, 04/25/2049	174,123
	Series 2019-15 Class AB
169,608	3.50%, 05/25/2053	176,931
	Series 2019-21 Class BD
185,917	3.00%, 09/25/2057	190,059
	Series 2019-22 Class BA
177,279	3.50%, 12/25/2058	184,658
	Series 2019-28 Class JA
166,374	3.50%, 06/25/2059	173,691
	Series 2019-7 Class CA
167,928	3.50%, 11/25/2057	175,225
	Series 2019-7 Class JA
164,978	3.50%, 03/25/2049	172,948
	Government National Mortgage Association
1,500,000	3.00%, TBA	1,532,051
4,200,000	3.50%, TBA	4,336,039
3,800,000	4.00%, TBA	3,939,086
2,400,000	4.50%, TBA	2,501,578
485,759	4.00%, 02/20/2045	512,203
263,025	4.50%, 01/20/2046	278,580
2,488,288	4.00%, 03/20/2048	2,589,141
	Series 2013-37 Class LG
184,101	2.00%, 01/20/2042	181,734
	Uniform Mortgage-Backed Security(j)
10,100,000	3.00%, TBA	10,186,070
2,500,000	3.50%, TBA	2,555,078
2,800,000	4.00%, TBA	2,893,242
1,600,000	4.50%, TBA	1,671,781
		120,788,132
TOTAL MORTGAGE-BACKED SECURITIES — 30.22% (Cost $137,237,145)		$138,582,269
MUNICIPAL BONDS AND NOTES
Municipal Bonds And Notes — 0.03%
	Regents of the University of California Medical Center Pooled Revenue
60,000	6.55%, 05/15/2048	86,114
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 20,000	6.58%, 05/15/2049	$ 28,671
TOTAL MUNICIPAL BONDS AND NOTES — 0.03% (Cost $106,085)		$ 114,785
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
635,000	0.63%, 01/15/2026	699,089
5,816,000	0.38%, 07/15/2027	6,130,168
3,200,000	0.50%, 01/15/2028	3,368,361
2,565,000	0.88%, 01/15/2029	2,736,536
1,000,000	0.75%, 02/15/2045	1,073,380
	United States Treasury Note/Bond
2,000,000	2.13%, 05/31/2021(d)	2,013,047
600,000	8.13%, 08/15/2021(k)(l)	678,422
10,885,000	1.88%, 04/30/2022	10,925,394
100,000	2.13%, 05/15/2022	101,090
900,000	1.75%, 05/15/2023	900,176
1,695,000	2.25%, 01/31/2024	1,731,019
3,950,000	2.13%, 02/29/2024	4,013,262
4,470,000	2.00%, 05/31/2024(d)	4,520,288
3,127,000	2.00%, 02/15/2025	3,157,293
1,305,000	3.00%, 10/31/2025	1,394,158
1,700,000	2.88%, 11/30/2025	1,804,457
475,000	2.63%, 12/31/2025	497,191
1,000,000	2.50%, 02/28/2026	1,039,492
2,000,000	2.13%, 05/31/2026	2,032,109
575,000	2.25%, 08/15/2027	588,544
1,235,000	2.88%, 08/15/2028	1,326,467
7,405,000	3.13%, 11/15/2028(l)	8,117,731
4,965,000	2.63%, 02/15/2029	5,232,838
7,100,000	2.38%, 05/15/2029(d)	7,332,969
785,000	4.63%, 02/15/2040	1,076,860
1,800,000	4.75%, 02/15/2041	2,516,484
675,000	3.13%, 02/15/2043	752,019
350,000	3.63%, 08/15/2043	422,119
1,240,000	3.75%, 11/15/2043	1,525,152
1,125,000	3.63%, 02/15/2044	1,358,174
3,900,000	3.00%, 11/15/2044	4,256,180
5,800,000	2.50%, 02/15/2045	5,771,453
2,445,000	2.88%, 08/15/2045	2,610,324
1,980,000	3.00%, 11/15/2045	2,164,310
260,000	2.50%, 05/15/2046	258,162
1,620,000	2.25%, 08/15/2046	1,528,432
2,296,000	2.88%, 11/15/2046	2,453,940
1,500,000	3.00%, 02/15/2047	1,642,910
2,155,000	2.75%, 08/15/2047	2,245,830
1,800,000	2.75%, 11/15/2047	1,876,078
2,305,000	3.00%, 02/15/2048	2,521,364
1,700,000	3.00%, 02/15/2049	1,864,422

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 750,000	2.88%, 05/15/2049	$ 803,320
TOTAL U.S. TREASURY BONDS AND NOTES — 23.78% (Cost $104,321,614)		$109,061,014
Shares
COMMON STOCK
Communications — 0.00%(m)
791	iHeartMedia Inc Class A(n)	11,905
TOTAL COMMON STOCK — 0.00%(m) (Cost $19,191)		$ 11,905
INVESTMENT COMPANIES
1,548,399	Federated Emerging Markets Core Fund(o)(p)	15,360,116
1,581,967	Federated Project Trade and Finance Fund(o)(p)	14,269,340
TOTAL INVESMENT COMPANIES — 6.46% (Cost $29,694,552)		$ 29,629,456
Principal Amount
SHORT TERM INVESTMENTS
Commercial Paper — 3.15%
1,300,000	CAFCO LLC 2.33%, 08/20/2019	1,295,625
1,300,000	CPPIB Capital Inc 2.42%, 10/28/2019	1,289,563
1,300,000	Credit Suisse USA Inc 2.45%, 07/02/2019	1,299,650
750,000	Fairway Finance Co LLC(a) 2.52%, 11/04/2019	750,139
1,300,000	IBM Corp 2.39%, 09/16/2019	1,293,220
1,250,000	Nordea Bank ABP 2.37%, 07/24/2019	1,247,895
695,000	Ontario Teachers Finance Trust 2.35%, 08/08/2019	693,170
1,385,000	Prudential PLC 2.42%, 07/24/2019	1,382,620
1,355,000	Skandinaviska Enskilda Banken 2.38%, 07/23/2019	1,352,798
1,200,000	Societe Generale(q) 0.00%, 02/24/2020	1,201,005
750,000	Swedbank AB 2.35%, 09/20/2019	745,958
1,300,000	Thunder Bay Funding Inc 2.39%, 11/20/2019	1,287,758
Principal Amount		Fair Value
Commercial Paper — (continued)
$ 625,000	Toronto Dominion Bank 2.39%, 09/13/2019	$ 621,868
		14,461,269
U.S. Government Agency Bonds and Notes — 1.20%
5,500,000	Federal Home Loan Bank 2.13%, 07/01/2019	5,499,358
Repurchase Agreements — 3.95%
4,301,592	Undivided interest of 57.73% in a repurchase agreement (principal amount/value $7,458,225 with a maturity value of $7,459,791) with Morgan Stanley & Co LLC, 2.52%, dated 6/28/19 to be repurchased at $4,301,592 on 7/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 7.50%, 4/1/26 - 6/20/49, with a value of $7,607,389.(r)	4,301,592
898,129	Undivided interest of 66.31% in a repurchase agreement (principal amount/value $1,356,207 with a maturity value of $1,356,487) with Mizuho Securities (USA) LLC, 2.48%, dated 6/28/19 to be repurchased at $898,129 on 7/1/19 collateralized by U.S. Treasury securities, 2.00% - 3.63%, 2/15/20 - 5/15/25, with a value of $1,383,331.(r)	898,129
4,301,592	Undivided interest of 8.29% in a repurchase agreement (principal amount/value $51,967,681 with a maturity value of $51,978,551) with RBC Capital Markets Corp, 2.51%, dated 6/28/19 to be repurchased at $4,301,592 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/18/19 - 9/9/49, with a value of $53,007,035.(r)	4,301,592

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 4,301,592	Undivided interest of 8.83% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Bank of America Securities Inc, 2.50%, dated 6/28/19 to be repurchased at $4,301,592 on 7/1/19 collateralized by various U.S. Government Agency securities, 3.30% - 4.50%, 6/1/46 - 7/1/49, with a value of $49,750,310.(r)	$ 4,301,592
4,301,592	Undivided interest of 8.83% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Citigroup Global Markets Inc, 2.50%, dated 6/28/19 to be repurchased at $4,301,592 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.50%, 7/2/19 - 1/20/63, with a value of $49,750,312.(r)	4,301,592
		18,104,497
Certificate of Deposit — 0.13%
600,000	Skandinaviska Enskilda Banken AB 2.48%, 11/04/2019	600,123
SHORT TERM INVESTMENTS — 8.43% (Cost $38,665,247)		$ 38,665,247
TOTAL INVESTMENTS — 111.18% (Cost $496,254,642)		$509,845,751
OTHER ASSETS & LIABILITIES, NET — (11.18)%		$ (51,268,516)
TOTAL NET ASSETS — 100.00%		$458,577,235
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
(d)	All or a portion of the security is on loan at June 28, 2019.
(e)	Security in bankruptcy at June 28, 2019.
(f)	Security in default.
(g)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(h)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 28, 2019. Maturity date disclosed represents final maturity date.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(k)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(l)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(m)	Represents less than 0.005% of net assets.
(n)	Non-income producing security.
(o)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(p)	Restricted security; further details of these securities are included in a subsequent table.
(q)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(r)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At June 28, 2019, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Investment Companies(a)
Federated Emerging Markets Core Fund	07/01/2017-06/01/2019	$15,199,412	$15,360,116	3.35%
Federated Project Trade and Finance Fund	06/01/2017-06/01/2019	14,495,140	14,269,340	3.11
		$29,694,552	$29,629,456	6.46%
(a)See Notes to Financial Statements regarding restriction information.
At June 28, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Note Long Futures	1	USD	127,969	September 2019	$ 477
U.S. 10 Year Treasury Note Short Futures	47	USD	6,014,531	September 2019	(137,828)
U.S. 2 Year Treasury Note Long Futures	522	USD	112,323,797	September 2019	787,857
U.S. 5 Year Treasury Note Long Futures	74	USD	8,743,563	September 2019	115,555
U.S. Long Bond Short Futures	10	USD	1,555,937	September 2019	(42,149)
U.S. Ultra 10 Year Treasury Note Long Futures	1	USD	177,563	September 2019	(281)
U.S. Ultra 10 Year Treasury Note Short Futures	80	USD	14,205,000	September 2019	(775,000)
U.S. Ultra Long Term Treasury Bond Short Futures	216	USD	29,835,000	September 2019	(912,809)
				Net Depreciation	$(964,178)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
At June 28, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	AUD	1,050,000	USD	753,693	July 30, 2019	$(15,699)
BB	NZD	500,000	USD	347,270	July 30, 2019	(11,122)
CAG	CAD	1,082,969	USD	819,802	July 30, 2019	7,806
MS	NOK	6,600,000	USD	780,793	July 30, 2019	(6,368)
MS	NZD	625,000	USD	424,045	July 30, 2019	(3,859)
					Net Depreciation	$(29,242)
At June 28, 2019, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation(a)	Notional Amount(b)	Value	Upfront Payments/Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
CDX.NA.IG.32 Index	$627,000	$(13,447)	$(10,772)	1.00	June 20, 2024	$(2,675)	Buy	Quarterly
					Net Depreciation	$(2,675)
(a) Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At June 28, 2019, the Fund held the following outstanding centrally cleared interest rate swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.36%	3-mo. LIBOR	1,705,000	April 09, 2024	$ (47,698)	Quarterly
Receive	2.36%	3-mo. LIBOR	1,280,000	April 09, 2024	(35,926)	Quarterly
Receive	2.36%	3-mo. LIBOR	1,245,000	April 09, 2024	(35,085)	Quarterly
Receive	2.36%	3-mo. LIBOR	1,195,000	April 09, 2024	(33,485)	Quarterly
Receive	2.75%	3-mo. LIBOR	440,000	December 20, 2047	(42,493)	Quarterly
				Net Depreciation	$(194,687)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CAG	Credit Agricole Securities Inc
MS	Morgan Stanley & Co LLC
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West Core Bond Fund
ASSETS:
Investments at fair value, affiliated(a)	$29,629,456
Investments in securities, fair value (including $17,627,781 of securities on loan)(b)	462,111,798
Repurchase agreements, fair value(c)	18,104,497
Cash denominated in foreign currencies, fair value(d)	8,166
Cash pledged on centrally cleared swaps	4,089
Dividends and interest receivable	2,968,172
Subscriptions receivable	188,109
Receivable for investments sold	509,068
Variation margin on futures contracts	11,457
Variation margin on centrally cleared swaps	4,910
Unrealized appreciation on forward foreign currency contracts	7,806
Total Assets	513,547,528
LIABILITIES:
Due to broker (TBAs)	33,871,756
Payable for director fees	3,056
Payable for investments purchased	1,451,607
Payable for other accrued fees	111,073
Payable for shareholder services fees	10,238
Payable to custodian	236,420
Payable to investment adviser	93,930
Payable upon return of securities loaned	18,104,497
Redemptions payable	1,028,080
Unrealized depreciation on forward foreign currency contracts	37,048
Cash received on futures contracts	22,588
Total Liabilities	54,970,293
NET ASSETS	$458,577,235
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,575,674
Paid-in capital in excess of par	450,564,577
Total distributable earnings	3,436,984
NET ASSETS	$458,577,235
NET ASSETS BY CLASS
Investor Class	$41,482,051
Institutional Class	$417,095,184
CAPITAL STOCK:
Authorized
Investor Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	3,807,026
Institutional Class	41,949,712
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.90
Institutional Class	$9.94
(a) Cost of investments, affiliated	$29,694,552
(b) Cost of investments, unaffiliated	$448,455,593
(b) Cost of repurchase agreements	$18,104,497
(d) Cost of cash denominated in foreign currencies	$7,795
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West Core Bond Fund
INVESTMENT INCOME:
Interest	$6,802,527
Income from securities lending	22,685
Dividends, affiliated	686,788
Total Income	7,512,000
EXPENSES:
Management fees	686,838
Shareholder services fees – Investor Class	57,452
Audit and tax fees	17,800
Custodian fees	44,783
Director's fees	10,228
Legal fees	1,541
Pricing fees	94,241
Registration fees	19,539
Transfer agent fees	4,405
Other fees	520
Total Expenses	937,347
Less amount waived by investment adviser	128,763
Net Expenses	808,584
NET INVESTMENT INCOME	6,703,416
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(145,050)
Net realized gain on investments and foreign currency transactions, unaffiliated	1,734,047
Net realized gain on credit default swaps	26,105
Net realized loss on interest rate swaps	(155,585)
Net realized loss on futures contracts	(2,638,934)
Net realized gain on forward foreign currency contracts	49,806
Net Realized Loss	(1,129,611)
Net change in unrealized appreciation on investments, affiliated	1,090,214
Net change in unrealized appreciation on investments and foreign currency translations, unaffiliated	21,654,502
Net change in unrealized appreciation on credit default swaps	18,209
Net change in unrealized depreciation on interest rate swaps	(157,629)
Net change in unrealized appreciation on futures contracts	502,627
Net change in unrealized depreciation on forward foreign currency contracts	(32,388)
Net Change in Unrealized Appreciation	23,075,535
Net Realized and Unrealized Gain	21,945,924
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,649,340
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Core Bond Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$6,703,416	$14,522,234
Net realized loss	(1,129,611)	(2,612,145)
Net change in unrealized appreciation (depreciation)	23,075,535	(16,245,333)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,649,340	(4,335,244)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(484,535)	(715,806)
Institutional Class	(5,933,917)	(13,348,547)
From Net Investment Income and Net Realized Gains	(6,418,452)	(14,064,353)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	15,081,612	7,062,142
Institutional Class	47,352,571	71,719,638
Shares issued in reinvestment of distributions
Investor Class	484,535	715,806
Institutional Class	5,933,917	13,348,547
Shares redeemed
Investor Class	(5,934,798)	(8,167,022)
Institutional Class	(32,461,941)	(142,329,100)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	30,455,896	(57,649,989)
Total Increase (Decrease) in Net Assets	52,686,784	(76,049,586)
NET ASSETS:
Beginning of Period	405,890,451	481,940,037
End of Period	$458,577,235	$405,890,451
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,406,778	675,993
Institutional Class	4,898,735	7,455,542
Shares issued in reinvestment of distributions
Investor Class	44,856	68,939
Institutional Class	603,390	1,405,254
Shares redeemed
Investor Class	(557,904)	(778,324)
Institutional Class	(3,320,236)	(14,872,086)
Net Increase (Decrease)	3,075,619	(6,044,682)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$10.35	0.15	0.54	0.69	(0.14)	-	(0.14)	$10.90	6.66% (d)
12/31/2018	$10.73	0.30	(0.43)	(0.13)	(0.25)	-	(0.25)	$10.35	(1.21%)
12/31/2017	$10.53	0.27	0.14	0.41	(0.21)	-	(0.21)	$10.73	3.90%
12/31/2016	$10.29	0.29	0.19	0.48	(0.24)	-	(0.24)	$10.53	4.69%
12/31/2015	$10.70	0.28	(0.40)	(0.12)	(0.29)	-	(0.29)	$10.29	(1.17%)
12/31/2014	$10.45	0.29	0.25	0.54	(0.29)	-	(0.29)	$10.70	5.20%
Institutional Class
06/28/2019(Unaudited)	$ 9.45	0.15	0.48	0.63	(0.14)	-	(0.14)	$ 9.94	6.70% (d)
12/31/2018	$ 9.84	0.31	(0.39)	(0.08)	(0.31)	-	(0.31)	$ 9.45	(0.82%)
12/31/2017	$ 9.70	0.29	0.13	0.42	(0.28)	-	(0.28)	$ 9.84	4.37%
12/31/2016	$ 9.53	0.30	0.18	0.48	(0.31)	-	(0.31)	$ 9.70	4.99%
12/31/2015 (e)	$10.00	0.21	(0.43)	(0.22)	(0.25)	-	(0.25)	$ 9.53	(2.19%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 41,482	0.85% (g)	0.70% (g)	2.80% (g)	81% (d)(h)
12/31/2018	$ 30,166	0.83%	0.70%	2.91%	154% (i)
12/31/2017	$ 31,615	0.80%	0.70%	2.56%	104% (j)
12/31/2016	$ 31,830	0.70%	0.70%	2.74%	54%
12/31/2015	$ 32,305	0.70%	0.70%	2.64%	49%
12/31/2014	$481,462	0.70%	0.70%	2.74%	57%
Institutional Class
06/28/2019 (Unaudited)	$417,095	0.40% (g)	0.35% (g)	3.15% (g)	81% (d)(h)
12/31/2018	$375,724	0.40%	0.35%	3.25%	154% (i)
12/31/2017	$450,325	0.38%	0.35%	2.91%	104% (j)
12/31/2016	$386,379	0.35%	0.35%	3.09%	54%
12/31/2015 (e)	$382,028	0.35% (g)	0.35% (g)	3.25% (g)	49%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
(h)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 25%.
(i)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 62%.
(j)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 74%.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West Core Bond Fund (the Fund) are included herein.
The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 28, 2019

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying investment companies are valued at the NAV as reported by the underlying investment companies, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

Semi-Annual Report - June 28, 2019

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Investment Companies	Net asset value of underlying fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 28, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 16,168,629	$ —	$ 16,168,629
Corporate Bonds and Notes	—	175,140,354	—	175,140,354
Foreign Government Bonds and Notes	—	2,472,092	—	2,472,092
Mortgage-Backed Securities	—	138,582,269	—	138,582,269
Municipal Bonds and Notes	—	114,785	—	114,785
U.S. Treasury Bonds and Notes	—	109,061,014	—	109,061,014
Common Stock	11,905	—	—	11,905
Investment Companies(a)	—	—	—	29,629,456
Short Term Investments	—	38,665,247	—	38,665,247
Total investments, at fair value:	11,905	480,204,390	0	509,845,751
Other Financial Investments:
Forward Foreign Currency Contracts(b)	—	7,806	—	7,806
Futures Contracts(b)	$ 903,889	$ —	$ —	$ 903,889
Total Assets	$ 915,794	$ 480,212,196	$ 0	$ 510,757,446
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(b)	—	(37,048)	—	(37,048)
Credit Default Swaps(b)	—	(2,675)	—	(2,675)
Futures Contracts(b)	$ (1,868,067)	$ —	$ —	$ (1,868,067)
Interest Rate Swaps(b)	—	(194,687)	—	(194,687)
Total Liabilities	$ (1,868,067)	$ (234,410)	$ 0	$ (2,102,477)
(a)	As permitted by U.S. GAAP, investment companies valued at $29,629,456 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities.
(b)	Credit Default Swaps, Futures Contracts, Forward Foreign Currency Contracts, and Interest Rate Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Federated Emerging Markets Core Fund is only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the Securities Act of 1933 (the 1933 Act). Shares of the Fund may be redeemed any day that the NYSE is open.
Federated Project and Trade Finance Fund is an extended payment fund only offered for investment to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are accredited investors within the meaning of Regulation D of the 1933 Act, and that are also qualified purchasers as defined in Section 2(a)(51) of the 1940 Act. This Fund is not a mutual fund and therefore, there are only limited opportunities to redeem fund shares. Upon receiving a redemption request, the Fund has up to thirty-one days to make payment to the shareholder.

Semi-Annual Report - June 28, 2019

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 28, 2019

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$496,555,024
Gross unrealized appreciation on investments	15,953,934
Gross unrealized depreciation on investments	(3,853,989)
Net unrealized appreciation on investments	$12,099,945
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including credit default swaps, interest rate swaps, futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.

Semi-Annual Report - June 28, 2019

Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 82 futures contracts, net of both long and short positions, for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $2,787,140 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund

Semi-Annual Report - June 28, 2019

accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $3,486,714 in credit default swaps for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
The Fund has entered into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional amount of $4,348,000 in interest rate swaps for the reporting period.
Valuation of derivative investments as of June 28, 2019 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)			Net depreciation on credit default swaps	$(2,675)(a)
Interest rate contracts (swaps)			Net depreciation on interest rate swaps	$(194,687)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$903,889 (a)	Net depreciation on futures contracts	$(1,868,067) (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 7,806	Unrealized depreciation on forward foreign currency contracts	$ (37,048)
(a)Includes cumulative depreciation of interest rate contracts, credit contracts, and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 28, 2019

The effect of derivative investments for the period ended June 28, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(2,638,934)	Net change in unrealized appreciation on futures contracts	$502,627
Credit contracts (swaps)	Net realized gain on credit default swaps	$ 26,105	Net change in unrealized appreciation on credit default swaps	$18,209
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$ (155,585)	Net change in unrealized depreciation on interest rate swaps	$(157,629)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 49,806	Net change in unrealized depreciation on forward foreign currency contracts	$ (32,388)
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 28, 2019.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$ 7,806	$—	$—	$—	$ 7,806
Derivative Liabilities (forward contracts)	$(37,048)	$—	$—	$—	$(37,048)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.32% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$140,993	$251,152	$128,763	$0

Semi-Annual Report - June 28, 2019

The Adviser and Great-West Funds have entered into a sub-advisory agreement with Federated Investment Management Company and Wellington Management Company LLP. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
The following table is a summary of the transactions for each underlying investment during the period ended June 28, 2019, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
INVESTMENT COMPANIES
Federated Emerging Markets Core Fund	1,548,399	$11,562,491	$5,035,336	$2,385,409	$(140,409)	$1,147,698	$366,930	$15,360,116	3.35%
Federated Project Trade and Finance Fund	1,581,967	13,705,179	926,286	304,641	(4,641)	(57,484)	319,858	14,269,340	3.11
					(145,050)	1,090,214	686,788	29,629,456	6.46
				Total	$(145,050)	$1,090,214	$686,788	$29,629,456	6.46%
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $51,467,361 and $50,092,371, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $334,606,242 and $316,426,798, respectively.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2019, the Fund had securities on loan valued at $17,627,781 and received collateral as reported on the Statement of Assets and Liabilities of $18,104,497 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 28, 2019. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 28, 2019

Security lending transactions	Total (a)
Corporate Bonds and Notes	$3,917,884
U.S. Treasury Bonds and Notes	14,186,613
Total secured borrowings	$18,104,497
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “April Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Core Bond Fund (the “Fund”), a series of the Company, (ii) the investment sub-advisory agreement (the “Federated Sub-Advisory Agreement”) by and among the Company, GWCM and Federated Investment Management Company (“Federated”), with respect to the Fund, and (iii) the investment sub-advisory agreement (the “Wellington Sub-Advisory Agreement”) by and among the Company, GWCM and Wellington Management Company LLP (“Wellington” and together with Federated, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Federated Sub-Advisory Agreement and Wellington Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of Federated and Wellington. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
The Board noted that at its meeting held on February 13-14, 2019 it determined, based on GWCM’s recommendation, to review and consider the continuation of the Wellington Sub-Advisory Agreement since its initial two-year term would conclude prior to the date of the April Meeting. After considering such information as the Board deemed reasonably necessary to evaluate the terms of the Wellington Sub-Advisory Agreement, the Board approved its continuation. GWCM requested that the Board consider re-approving the Wellington Sub-Advisory Agreement’s continuation at the April Meeting in order to align the timing of the Board’s assessment of the Wellington Sub-Advisory Agreement with the Board’s annual contract review process for the Advisory Agreement, the Federated Sub-Advisory Agreement and other investment sub-advisory agreements of the Company.
On March 18, 2019 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. In addition, at the April Meeting, the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In re-approving the continuation of the Wellington Sub-Advisory Agreement and approving the continuation of the Advisory Agreement and Federated Sub-Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Advisers each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2018 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

The Board noted that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each of the one- and ten-year periods ended December 31, 2018, in the second quintile of its performance universe for the three-year period ended December 31, 2018, and in the third quintile of its performance universe for the five-year period ended December 31, 2018 (the first quintile being the best performers and the fifth quintile being the worst performers). The annualized returns of the Fund’s Institutional Class were in the third and first quintiles of its performance universe for the one- and three-year periods ended December 31, 2018, respectively. The Board also considered that each Class of the Fund outperformed the benchmark for the three-year period ended December 31, 2018 and underperformed the benchmark for all other periods reviewed. In evaluating the Fund’s investment performance and the performance of each Sub-Adviser, the Board noted that Wellington commenced management of its allocated portion of the Fund’s portfolio in April 2017. In addition, the Board considered GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance. The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Advisers and that such fee was negotiated at arm’s length between GWCM and each of the Sub-Advisers. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group. The Board further noted that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group, ranking in the second and first quintiles of its respective peer group for the Investor Class and Institutional Class, respectively (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Advisers to separate accounts and other products managed by the Sub-Advisers in the same investment style as the Fund and noted that, based on the information provided by the Sub-Advisers, any fees charged by the Sub-Advisers to these other accounts were competitive with the fee charged to GWCM for the Fund.

The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and by Wellington. The Board reviewed the financial statements from GWCM and the Sub-Advisers and profitability information from GWCM and Wellington. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered that Federated did not provide an estimate of profits related to the Fund and noted that, since the agreement with Federated is arm’s length, such information regarding Federated was not relevant to its consideration of the continuation of the Federated Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and Wellington were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019